UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-04852

The Victory Portfolios
(Exact name of registrant as specified in charter)

3435 Stelzer Road, Columbus, Ohio		43219
(Address of principal executive offices)		(Zip code)

Citi Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, Ohio 43219
(Name and address of agent for service)

Registrant’s telephone number, including area code:		614-470-8000

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2013

Item 1. Schedule of Investments.

The Victory Portfolios	Schedule of Portfolio Investments
Balanced Fund	January 31, 2013

(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares or Principal Amount	Value
Collateralized Mortgage Obligations (0.7%)
Banc of America Commercial Mortgage, Inc., Series 2006-2, Class A4, 5.73% (a), 5/10/45	$45	$51
Citigroup Commercial Mortgage Trust, Series 2006-C4, Class AM, 5.74% (a), 3/15/49	25	28
LB-UBS Commercial Mortgage Trust, Series 2003-C8, Class A4, 5.13% (a), 10/15/13	45	46
Morgan Stanley Capital I, Series 2007-IQ16, Class A3, 5.85%, 12/12/16	20	20
Total Collateralized Mortgage Obligations (Cost $135)		145

Common Stocks (68.2%)
Consumer Discretionary (11.9%):
CarMax, Inc. (b)	3,750	148
CBS Corp., Class B	4,880	204
Comcast Corp., Class A	5,030	192
Costco Wholesale Corp.	2,080	213
General Motors Co. (b)	10,520	295
Las Vegas Sands Corp.	2,170	120
Lowe’s Cos., Inc.	3,033	116
Priceline.com, Inc. (b)	260	178
Starbucks Corp.	4,600	258
The Walt Disney Co.	3,870	208
Viacom, Inc., Class B	6,440	389
		2,321
Consumer Staples (5.8%):
Anheuser-Busch InBev NV, Sponsored ADR	2,850	252
Kraft Foods Group, Inc.	3,657	169
Mead Johnson Nutrition Co.	2,830	215
The Procter & Gamble Co.	6,540	492
		1,128
Energy (6.0%):
Anadarko Petroleum Corp. (b)	3,408	273
Halliburton Co.	6,640	270
Occidental Petroleum Corp.	3,230	285
Schlumberger Ltd.	4,216	329
		1,157
Financials (9.9%):
Citigroup, Inc.	9,600	405
JPMorgan Chase & Co.	9,680	455
MetLife, Inc.	8,310	310
PNC Financial Services Group, Inc.	2,700	167
The Goldman Sachs Group, Inc.	1,400	207
Wells Fargo & Co.	11,100	387
		1,931
Health Care (8.8%):
Baxter International, Inc. (b)	3,420	232
Express Scripts Holding Co. (b)	6,870	367
Johnson & Johnson	4,620	342
Medtronic, Inc.	2,790	130
Merck & Co., Inc.	5,300	229
Pfizer, Inc.	15,220	415
Zoetis, Inc.	124	3
		1,718
Industrials (10.2%):
Boeing Co. (b)	4,710	348
Cummins, Inc.	1,830	210

See notes to schedules of investments.

Security Description	Shares or Principal Amount	Value
Danaher Corp.	$4,090	$245
General Dynamics Corp.	3,230	214
Honeywell International, Inc.	2,200	150
Norfolk Southern Corp.	3,120	215
Parker Hannifin Corp.	2,710	252
United Parcel Service, Inc., Class B	2,120	168
W.W. Grainger, Inc.	830	181
		1,983
Information Technology (12.9%):
Agilent Technologies, Inc.	3,150	141
Altera Corp. (b)	5,900	197
Apple, Inc. (b)	1,240	565
Applied Materials, Inc. (b)	13,200	170
Citrix Systems, Inc. (b)	2,700	198
Cognizant Technology Solutions Corp., Class A (b)	2,340	183
eBay, Inc. (b)	2,410	135
EMC Corp. (b)	4,000	98
Google, Inc., Class A (b)	555	419
Microchip Technology, Inc.	4,100	137
TE Connectivity Ltd.	6,600	257
		2,500
Materials (2.7%):
Air Products & Chemicals, Inc. (b)	2,500	219
Monsanto Co.	1,200	122
The Dow Chemical Co.	5,850	188
		529
Total Common Stocks (Cost $11,707)		13,267

Corporate Bonds (8.1%)
Consumer Discretionary (0.7%):
CBS Corp., 7.88%, 7/30/30	5	7
Comcast Corp.
4.95%, 6/15/16	5	6
5.15%, 3/1/20	5	6
6.45%, 3/15/37	5	6
Conoco, Inc., 6.95%, 4/15/29	5	7
DIRECTV Holdings LLC, 6.38%, 3/1/41	5	6
Lowe’s Cos., Inc., 4.65%, 4/15/42, Callable 10/15/41 @ 100	5	5
McDonald’s Corp., 3.63%, 5/20/21, MTN	5	5
NBCUniversal Media LLC, 2.88%, 1/15/23	5	5
News America, Inc.
4.50%, 2/15/21	5	6
6.20%, 12/15/34	4	5
NVR, Inc., 3.95%, 9/15/22, Callable 6/15/22 @ 100	5	5
Princeton University, 5.70%, 3/1/39	5	6
Target Corp., 1.13%, 7/18/14	5	5
The Home Depot, Inc., 5.40%, 3/1/16	5	6
The Walt Disney Co., 2.75%, 8/16/21	5	5
Thomson Reuters Corp., 5.70%, 10/1/14	5	5
Time Warner Cable, Inc.
5.85%, 5/1/17	5	6
4.00%, 9/1/21, Callable 6/1/21 @ 100	5	5
Time Warner, Inc.
5.88%, 11/15/16	5	6
6.50%, 11/15/36	5	6
Wells Fargo & Co., 5.13%, 9/15/16	10	11
Wyndham Worldwide Corp., 2.95%, 3/1/17, Callable 2/1/17 @ 100	5	5
		135

See notes to schedules of investments.

Security Description	Principal Amount	Value
Consumer Staples (0.6%):
Altria Group, Inc., 4.75%, 5/5/21	$5	$6
Anheuser-Busch Cos., Inc., 5.05%, 10/15/16	5	6
Anheuser-Busch InBev Worldwide, Inc.
5.38%, 11/15/14	5	5
4.38%, 2/15/21	5	6
2.50%, 7/15/22	5	5
Coca-Cola Enterprises, Inc., 8.50%, 2/1/22	5	7
Kimberly-Clark Corp., 6.25%, 7/15/18	5	6
Kraft Foods, Inc., 6.13%, 2/1/18	10	12
Mondelez International, Inc., 4.13%, 2/9/16	5	5
PepsiCo, Inc., 5.50%, 1/15/40	10	12
Philip Morris International, Inc., 1.13%, 8/21/17	5	5
Procter & Gamble Co.
4.95%, 8/15/14	5	5
5.80%, 8/15/34	5	6
The Kroger Co., 6.15%, 1/15/20	5	6
Wal-Mart Stores, Inc.
3.63%, 7/8/20	5	6
5.25%, 9/1/35	10	12
		110
Energy (0.7%):
Anadarko Petroleum Corp., 6.45%, 9/15/36	5	6
Apache Corp., 3.63%, 2/1/21, Callable 11/1/20 @ 100	5	5
Canadian Natural Resources Ltd., 5.70%, 5/15/17	5	6
Devon Energy Corp., 2.40%, 7/15/16, Callable 6/15/16 @ 100	5	5
Duke Energy Carolinas LLC, 3.90%, 6/15/21, Callable 3/15/21 @ 100	5	5
Energy Transfer Partners LP, 5.95%, 2/1/15	5	5
Halliburton Co., 6.15%, 9/15/19	10	13
Hess Corp., 5.60%, 2/15/41	5	5
Kinder Morgan Energy Partners LP, 6.95%, 1/15/38, MTN	10	13
Murphy Oil Corp., 2.50%, 12/1/17	5	5
Occidental Petroleum Corp., 2.70%, 2/15/23, Callable 11/15/22 @ 100	5	5
Pemex Project Funding Master Trust, 5.75%, 3/1/18	5	6
Petroleos Mexicanos, 6.50%, 6/2/41	5	6
Plains All American Pipeline LP, 3.65%, 6/1/22, Callable 3/1/22 @ 100	5	5
Shell International Finance BV, 4.30%, 9/22/19	5	6
Statoil ASA, 3.15%, 1/23/22	5	5
Suncor Energy, Inc., 6.50%, 6/15/38	5	6
Total Capital Canada Ltd., 1.63%, 1/28/14	5	5
TransCanada PipeLines Ltd., 3.80%, 10/1/20	5	6
Transocean, Inc., 6.80%, 3/15/38	5	6
Valero Energy Corp., 6.13%, 2/1/20	5	6
		130
Financials (3.1%):
Aflac, Inc., 3.45%, 8/15/15	5	5
American Express Co., 7.00%, 3/19/18	10	12
American International Group, Inc.
6.40%, 12/15/20	5	6
5.85%, Series G, 1/16/18, MTN	5	6
Asian Development Bank, Series G, 0.88%, 6/10/14, MTN	10	10
Bank of America Corp.
3.88%, 3/22/17	10	11
5.65%, 5/1/18	10	12
5.63%, 7/1/20	10	12
Bank of Montreal, 2.55%, 11/6/22, Callable 10/6/22 @ 100, MTN	5	5
Bank of Nova Scotia, 4.38%, 1/13/21	5	6
Berkshire Hathaway Finance Corp., 4.40%, 5/15/42	5	5
Berkshire Hathaway, Inc., 3.75%, 8/15/21	5	5
BHP Billiton Finance USA Ltd., 3.25%, 11/21/21	5	5
BlackRock, Inc., Series 2, 5.00%, 12/10/19	5	6

See notes to schedules of investments.

Security Description	Principal Amount	Value
Boeing Capital Corp., 2.90%, 8/15/18, Callable 7/15/18 @ 100	$10	$11
Boston Properties LP, 3.85%, 2/1/23, Callable 11/1/22 @ 100	5	5
BP Capital Markets PLC
3.13%, 10/1/15	5	5
3.25%, 5/6/22	5	5
Capital One Financial Corp., 4.75%, 7/15/21	5	6
Caterpillar Financial Service Corp., 4.60%, 1/15/14, MTN	5	5
Citigroup, Inc.
4.75%, 5/19/15	10	11
6.13%, 11/21/17	10	12
Credit Suisse USA, Inc., 4.88%, 1/15/15	15	16
Deutsche Telekom International Finance BV, 8.75% (c), 6/15/30	5	7
Enterprise Products Partners LP, 6.50%, 1/31/19	5	6
ERP Operating LP, 5.75%, 6/15/17	5	6
European Investment Bank
2.38%, 3/14/14	5	5
5.13%, 9/13/16 (d)	15	17
2.88%, 9/15/20	5	5
Fifth Third Bancorp, 3.50%, 3/15/22, Callable 2/15/22 @ 100	5	5
Ford Motor Credit Co. LLC, 2.75%, 5/15/15	10	10
General Electric Capital Corp.
2.95%, 5/9/16	10	11
5.63%, 5/1/18	5	6
4.65%, 10/17/21, MTN	5	6
6.15%, Series A, 8/7/37, MTN	5	6
Goldman Sachs Group, Inc.
5.75%, 10/1/16	15	17
5.75%, 1/24/22	5	6
6.25%, 2/1/41	10	12
HCP, Inc., 3.75%, 2/1/16	5	5
HSBC Finance Corp., 5.00%, 6/30/15	5	6
HSBC Holdings PLC, 4.88%, 1/14/22	5	6
Inter-American Development Bank, 4.50%, 9/15/14	10	11
International Bank for Reconstruction & Development, 2.13%, 3/15/16	10	11
International Finance Corp., Series G, 2.13%, 11/17/17, MTN	5	5
John Deere Capital Corp., 2.25%, 4/17/19	5	5
JPMorgan Chase & Co.
2.60%, 1/15/16	20	21
6.40%, 5/15/38	10	13
KFW
4.13%, 10/15/14	5	5
2.00%, 6/1/16	20	21
4.00%, 1/27/20	10	12
Korea Developmental Bank, 5.75%, 9/10/13	10	10
Marsh & McLennan Cos., Inc., 5.75%, 9/15/15	7	8
MetLife, Inc., 5.70%, 6/15/35	5	6
Morgan Stanley
2.88%, 1/24/14	15	15
3.80%, 4/29/16	5	5
National Rural Utilities Cooperative Finance Corp., 3.05%, 2/15/22, Callable 11/15/21 @ 100	5	5
Nordic Investment Bank, 1.00%, 3/7/17	5	5
Orix Corp., 4.71%, 4/27/15	5	5
Petrobras International Finance Co., 5.38%, 1/27/21	5	6
PNC Funding Corp., 5.13%, 2/8/20	5	6
Prudential Financial, Inc.
5.10%, 9/20/14, MTN	5	5
6.63%, Series D, 12/1/37, MTN	5	6
Rio Tinto Finance USA PLC, 4.75%, 3/22/42, Callable 9/22/41 @ 100	5	5
Simon Property Group LP, 4.38%, 3/1/21, Callable 12/1/20 @ 100	10	11
SLM Corp., 7.25%, 1/25/22, MTN	5	6
Sumitomo Mitsui Banking Corp., 3.00%, 1/18/23	5	5
Swedish Export Credit Corp., 2.13%, 7/13/16	10	10

See notes to schedules of investments.

Security Description	Principal Amount	Value
The Allstate Corp., 5.00%, 8/15/14	$5	$5
The Bank of New York Mellon Corp., 3.55%, 9/23/21, Callable 8/23/21 @ 100	5	5
Toyota Motor Credit Corp., 4.25%, 1/11/21, MTN	5	6
U.S. Bank N.A., 4.80%, 4/15/15	10	11
UBS AG Stamford CT, 5.88%, 12/20/17	10	12
Wachovia Corp., 5.25%, 8/1/14	10	11
Westpac Banking Corp., 4.88%, 11/19/19	5	6
		603
Foreign Government (0.5%):
Federal Republic of Brazil
7.88%, 3/7/15	5	6
8.88%, 4/15/24	7	11
7.13%, 1/20/37	5	7
Province of British Columbia, 2.65%, 9/22/21	5	5
Province of Ontario
0.95%, 5/26/15	10	10
4.00%, 10/7/19	10	12
Province of Quebec, 7.50%, 9/15/29	15	22
Republic of Poland, 5.00%, 3/23/22	5	6
United Mexican States
5.88%, 2/17/14	5	5
6.05%, Series A, 1/11/40, MTN	5	6
5.95%, Series E, 3/19/19, MTN	10	12
		102
Health Care (0.5%):
Abbott Laboratories, 5.30%, 5/27/40	10	12
Amgen, Inc., 4.10%, 6/15/21, Callable 3/15/21 @ 100	10	11
AstraZeneca PLC, 5.90%, 9/15/17	5	6
Boston Scientific Corp., 7.38%, 1/15/40	5	7
Cardinal Health, Inc., 5.85%, 12/15/17	5	6
Cigna Corp., 2.75%, 11/15/16	5	5
Medtronic, Inc.
3.00%, 3/15/15	5	5
4.45%, 3/15/20	5	6
Novartis Capital Corp., 4.13%, 2/10/14	5	5
Thermo Fisher Scientific, Inc., 3.60%, 8/15/21, Callable 5/15/21 @ 100	5	5
UnitedHealth Group, Inc., 3.88%, 10/15/20, Callable 7/15/20 @ 100	5	6
WellPoint, Inc., 5.95%, 12/15/34	6	7
Wyeth, 6.50%, 2/1/34	10	14
Wyeth LLC, 5.50%, 2/15/16	10	11
		106
Industrials (0.4%):
Burlington Northern Santa Fe, Inc.
5.75%, 3/15/18	5	6
3.45%, 9/15/21, Callable 6/15/21 @ 100	5	5
Caterpillar, Inc., 6.05%, 8/15/36	5	6
Continental Airlines, Inc., Series A, 4.75%, 7/12/22	5	5
CSX Corp., 6.15%, 5/1/37	5	6
General Electric Co.
0.85%, 10/9/15	5	5
5.25%, 12/6/17	5	6
Honeywell International, Inc., 4.25%, 3/1/21	5	6
Lockheed Martin Corp., 5.50%, 11/15/39	5	6
United Parcel Service, Inc., 5.13%, 4/1/19	5	6
United Technologies Corp.
3.10%, 6/1/22	5	5
6.13%, 7/15/38	5	6

See notes to schedules of investments.

Security Description	Principal Amount	Value
Waste Management, Inc., 4.60%, 3/1/21	$5	$6
		74
Information Technology (0.4%):
Cisco Systems, Inc.
5.50%, 2/22/16	5	6
4.45%, 1/15/20	5	6
Fiserv, Inc., 3.50%, 10/1/22, Callable 7/1/22 @ 100	5	5
Hewlett-Packard Co.
6.13%, 3/1/14	5	5
3.00%, 9/15/16	5	5
IBM Corp.
0.55%, 2/6/15	5	5
5.60%, 11/30/39	10	12
Microsoft Corp., 4.20%, 6/1/19	5	6
Oracle Corp.
5.75%, 4/15/18	10	12
2.50%, 10/15/22	5	5
The Western Union Co., 3.65%, 8/22/18	5	5
		72
Materials (0.3%):
Alcoa, Inc., 6.75%, 7/15/18	5	6
Barrick N.A. Finance LLC, 4.40%, 5/30/21	5	5
CRH America, Inc., 5.75%, 1/15/21	5	6
E.I. du Pont de Nemours & Co.
1.95%, 1/15/16	5	5
6.00%, 7/15/18	5	6
Eastman Chemical Co., 7.60%, 2/1/27	6	8
International Paper Co., 7.50%, 8/15/21	5	7
Rio Tinto Finance USA Ltd., 1.88%, 11/2/15	10	10
The Dow Chemical Co.
4.13%, 11/15/21, Callable 8/15/21 @ 100	5	5
7.38%, 11/1/29	5	7
Vale SA, 5.63%, 9/11/42	5	5
		70
Telecommunication Services (0.4%):
America Movil SAB de CV, 5.00%, 3/30/20	5	6
AT&T, Inc.
5.10%, 9/15/14	5	5
2.40%, 8/15/16	5	5
5.80%, 2/15/19	5	6
6.30%, 1/15/38	5	6
CenturyLink, Inc., Series T, 5.80%, 3/15/22	5	5
Telecom Italia Capital SpA, 7.00%, 6/4/18	5	6
Verizon Communications, Inc.
5.55%, 2/15/16	5	6
5.85%, 9/15/35	10	12
Vodafone Group PLC
5.00%, 12/16/13	5	5
5.63%, 2/27/17	5	6
6.15%, 2/27/37	5	7
		75
Utilities (0.5%):
Dominion Resources, Inc.
5.60%, Series A, 11/15/16	5	6
4.45%, Series A, 3/15/21	5	6
5.15%, Series C, 7/15/15	5	5
Duke Energy Carolinas LLC, 4.25%, 12/15/41	5	5
Duke Energy Corp., 1.63%, 8/15/17	5	5
Exelon Generation Co. LLC, 6.20%, 10/1/17	5	6

See notes to schedules of investments.

Security Description	Principal Amount	Value
FirstEnergy Corp., Series C, 7.38%, 11/15/31	$5	$6
Hydro-Quebec, 8.40%, 1/15/22	5	7
MidAmerican Energy Holdings, 6.50%, 9/15/37	10	13
Pacific Gas & Electric Co.
4.80%, 3/1/14	6	6
6.05%, 3/1/34	3	4
PacifiCorp, 6.00%, 1/15/39	5	6
Progress Energy, Inc., 4.40%, 1/15/21, Callable 10/15/20 @ 100	5	6
Sempra Energy, 6.00%, 10/15/39	5	6
Southern California Edison Co., 5.63%, 2/1/36	8	10
		97
Total Corporate Bonds (Cost $1,506)		1,574

Municipal Bonds (0.1%)
California (0.1%):
State, Build America Bonds, GO, 7.55%, 4/1/39	5	7

Illinois (0.0%):
State Taxable Pension, GO, 5.10%, 6/1/33	5	5

New Jersey (0.0%):
State Transportation Trust Fund Authority, Build America Bonds Revenue, Series B, 6.56%, 12/15/40	5	7

New York (0.0%):
Metropolitan Transportation Authority, Build America Bonds Revenue, Series E, 6.81%, 11/15/40	5	6
Total Municipal Bonds (Cost $25)		25

U.S. Government Agency Securities (1.4%)
Federal Home Loan Mortgage Corp.
3.75%, 3/27/19	15	17
6.75%, 9/15/29	5	8
Federal National Mortgage Assoc.
2.63%, 11/20/14	100	104
5.00%, 4/15/15 (d)	50	55
2.38%, 4/11/16 (d)	5	5
1.25%, 9/28/16 (d)	40	41
5.00%, 5/11/17	30	35
Total U.S. Government Agency Securities (Cost $265)		265

U.S. Government Mortgage Backed Agencies (10.2%)
Federal Home Loan Mortgage Corp.
6.50%, 5/1/26	5	6
7.00%, 7/1/29	0	0
8.00%, 6/1/30	0	0
7.00%, 4/1/32	10	11
5.00%, 6/1/33	18	19
6.50%, 11/1/34	7	8
4.50%, 12/1/39	93	102
Federal National Mortgage Assoc.
10.00%, 11/1/13	0	0
10.50%, 11/1/13	1	1
11.00%, 11/1/13	1	1
8.50%, 11/1/17	0	1
8.00%, 11/1/19	2	3
4.00%, 1/1/26 (d)	75	81
7.00%, 12/1/27	1	1
2.50%, 2/25/28 (e)	40	41
3.00%, 2/25/28 (e)	50	53

See notes to schedules of investments.

Security Description	Principal Amount	Value
3.50%, 2/25/28 (e)	$40	$42
4.50%, 2/25/28 (e)	71	76
5.00%, 2/25/28 (e)	29	31
8.00%, 11/1/28	7	8
6.50%, 3/1/29	3	4
6.00%, 10/1/29	7	8
7.50%, 11/1/29	4	5
8.00%, 3/1/30	3	3
6.63%, 11/15/30	10	15
6.00%, 7/1/31	3	3
6.50%, 7/1/32	7	8
6.50%, 7/1/32	5	6
5.50%, 1/1/33	9	9
5.50%, 2/1/33	18	20
5.50%, 3/1/33	7	7
5.50%, 7/1/33	33	36
5.50%, 8/1/33	6	7
5.00%, 11/1/33	10	11
5.00%, 11/1/33 (d)	56	61
5.50%, 11/1/33	17	19
6.00%, 12/1/33	3	4
4.50%, 1/1/35 (d)	34	37
5.00%, 2/1/36	30	33
6.00%, 6/1/36	3	3
6.00%, 11/1/36	4	5
6.00%, 1/1/37	31	34
6.00%, 5/1/37	6	7
5.00%, 7/1/37	10	11
5.50%, 7/1/37	47	51
4.00%, 7/1/40 (d)	48	51
4.50%, 8/1/40 (d)	134	144
4.00%, 10/1/40 (d)	68	72
3.50%, 5/1/42 (d)	27	28
3.00%, 2/25/43 (e)	85	88
3.50%, 2/25/43 (e)	120	127
4.00%, 2/25/43 (e)	46	49
Government National Mortgage Assoc.
7.50%, 2/15/35 (d)	31	38
5.00%, 7/15/39	81	89
4.50%, 2/20/40 (d)	77	85
5.50%, 2/20/40	55	60
4.50%, 6/15/40	74	81
3.50%, 8/20/42 (d)	29	31
3.00%, 2/15/43 (e)	30	31
3.50%, 2/15/43 (e)	40	43
4.00%, 2/15/43 (e)	70	76
Total U.S. Government Mortgage Backed Agencies (Cost $1,911)		1,985
U.S. Treasury Obligations (10.0%)
U.S. Treasury Bonds
4.25%, 8/15/15	100	110
6.13%, 11/15/27	62	90
4.38%, 5/15/40	153	191
U.S. Treasury Notes
2.25%, 5/31/14	92	94
2.63%, 7/31/14	141	146
2.63%, 12/31/14	140	146
0.38%, 3/15/15	110	110
2.13%, 12/31/15	140	147
3.25%, 7/31/16	125	137
3.25%, 3/31/17	70	77
0.63%, 5/31/17	85	85

See notes to schedules of investments.

Security Description	Principal Amount	Value
0.63%, 8/31/17	$162	$161
2.88%, 3/31/18	84	92
3.13%, 5/15/19	125	140
2.63%, 8/15/20	131	142
1.75%, 5/15/22	92	91
Total U.S. Treasury Obligations (Cost $1,958)		1,959

Total Investments Before TBA Sale Commitments (Cost $17,507) — 98.7%		19,220

TBA Sale Commitments (-1.4%)(f)
Federal National Mortgage Assoc.
4.00%, 15 YR TBA, 2/25/28	(37)	(39)
4.50%, 30 YR TBA, 2/25/43	(82)	(88)
5.50%, 30 YR TBA, 2/25/43	(35)	(38)
Government National Mortgage Assoc.
5.00%, 30 YR TBA, 2/15/43	(20)	(22)
5.50%, 30 YR TBA, 2/15/43	(30)	(33)
4.50%, 30 YR TBA, 2/20/43	(55)	(60)
Total TBA Sale Commitments		(280)

Other assets in excess of liabilities — 2.7%		521

NET ASSETS — 100.0%		$19,461

(a)	Variable or Floating-Rate Security. Rate disclosed is as of 1/31/13.

(b)	Non-income producing security.

(c)	Step Bond: Coupon rate is set for an initial period and then increased to a higher coupon rate at a specified date. The rate shown is the rate in effect at 1/31/13.

(d)	All or a portion of this security has been segregated as collateral for securities purchased on a when-issued basis.

(e)	Security purchased on a when-issued basis.

(f)	Represents a “to-be-announced” transaction. The Portfolio has committed to sell securities for which all specific information is not available at this time.

ADR	American Depositary Receipt

GO	General Obligation

LLC	Limited Liability Co.

LP	Limited Partnership

MTN	Medium Term Note

PLC	Public Liability Co.

See notes to schedules of investments.

The Victory Portfolios	Schedule of Portfolio Investments
Core Bond Index Fund	January 31, 2013

(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Collateralized Mortgage Obligations (3.0%)
Banc of America Commercial Mortgage, Inc., Series 2006-2, Class A4, 5.73% (a), 5/10/45	$200	$227
Citigroup Commercial Mortgage Trust, Series 2006-C4, Class AM, 5.74% (a), 3/15/49	155	173
Fannie Mae Whole Loan, Series 2002-W7, Class A5, 7.50%, 2/25/29	70	84
LB-UBS Commercial Mortgage Trust, Series 2003-C8, Class A4, 5.13% (a), 10/15/13	285	290
Morgan Stanley Capital I, Series 2007-IQ16, Class A3, 5.85%, 12/12/16	65	66

Total Collateralized Mortgage Obligations (Cost $771)		840

Corporate Bonds (26.8%)
Consumer Discretionary (2.1%):
CBS Corp., 7.88%, 7/30/30	15	20
Comcast Corp.
4.95%, 6/15/16	20	23
5.15%, 3/1/20	15	18
6.45%, 3/15/37	25	31
Conoco, Inc., 6.95%, 4/15/29	25	34
DIRECTV Holdings LLC, 6.38%, 3/1/41	15	17
Ford Motor Co., 7.45%, 7/16/31	10	13
Lowe’s Cos., Inc., 4.65%, 4/15/42, Callable 10/15/41 @ 100	15	16
McDonald’s Corp., 3.63%, 5/20/21, MTN	25	27
NBCUniversal Media LLC, 2.88%, 1/15/23	15	15
News America, Inc.
4.50%, 2/15/21	25	28
6.20%, 12/15/34	20	24
NVR, Inc., 3.95%, 9/15/22, Callable 6/15/22 @ 100	15	15
Princeton University, 5.70%, 3/1/39	20	26
Target Corp., 1.13%, 7/18/14	15	15
The Home Depot, Inc., 5.40%, 3/1/16	30	34
The Walt Disney Co., 2.75%, 8/16/21	15	15
Thomson Reuters Corp., 5.70%, 10/1/14	15	16
Time Warner Cable, Inc.
5.85%, 5/1/17	15	18
4.00%, 9/1/21, Callable 6/1/21 @ 100	20	21
Time Warner, Inc.
5.88%, 11/15/16	25	29
6.50%, 11/15/36	25	30
Wells Fargo & Co., 5.13%, 9/15/16	55	62
Wyndham Worldwide Corp., 2.95%, 3/1/17, Callable 2/1/17 @ 100	20	20
		567
Consumer Staples (1.9%):
Altria Group, Inc., 4.75%, 5/5/21	35	39
Anheuser-Busch Cos., Inc., 5.05%, 10/15/16	25	28
Anheuser-Busch InBev Worldwide, Inc.
5.38%, 11/15/14	25	27
4.38%, 2/15/21	30	34
2.50%, 7/15/22	15	15
Coca-Cola Enterprises, Inc., 8.50%, 2/1/22	30	43
Kimberly-Clark Corp., 6.25%, 7/15/18	20	25
Kraft Foods, Inc., 6.13%, 2/1/18	35	42
Mondelez International, Inc., 4.13%, 2/9/16	30	33
PepsiCo, Inc., 5.50%, 1/15/40	45	55
Philip Morris International, Inc.
1.13%, 8/21/17	15	15
3.88%, 8/21/42	10	10
Procter & Gamble Co.
4.95%, 8/15/14	20	21
5.80%, 8/15/34	20	26

See notes to schedules of investments.

Security Description	Principal Amount	Value
The Kroger Co., 6.15%, 1/15/20	$20	$24
Wal-Mart Stores, Inc.
3.63%, 7/8/20	35	38
5.25%, 9/1/35	50	59
		534
Energy (2.4%):
Anadarko Petroleum Corp., 6.45%, 9/15/36	25	30
Apache Corp., 3.63%, 2/1/21, Callable 11/1/20 @ 100	25	27
Canadian Natural Resources Ltd., 5.70%, 5/15/17	20	24
ConocoPhillips Co., 4.60%, 1/15/15	10	11
Devon Energy Corp., 2.40%, 7/15/16, Callable 6/15/16 @ 100	20	21
Duke Energy Carolinas LLC, 3.90%, 6/15/21, Callable 3/15/21 @ 100	30	33
Energy Transfer Partners LP, 5.95%, 2/1/15	25	27
EOG Resources, Inc., 5.63%, 6/1/19	15	18
Halliburton Co., 6.15%, 9/15/19	40	50
Hess Corp., 5.60%, 2/15/41	15	16
Kinder Morgan Energy Partners LP, 6.95%, 1/15/38, MTN	50	63
Murphy Oil Corp., 2.50%, 12/1/17	15	15
NiSource Finance Corp., 6.40%, 3/15/18	10	12
Occidental Petroleum Corp., 2.70%, 2/15/23, Callable 11/15/22 @ 100	20	20
Pemex Project Funding Master Trust, 5.75%, 3/1/18	35	40
Petroleos Mexicanos, 6.50%, 6/2/41	25	29
Plains All American Pipeline LP, 3.65%, 6/1/22, Callable 3/1/22 @ 100	20	21
Shell International Finance BV, 4.30%, 9/22/19	30	35
Statoil ASA, 3.15%, 1/23/22	25	26
Suncor Energy, Inc., 6.50%, 6/15/38	20	26
Total Capital Canada Ltd., 1.63%, 1/28/14	15	15
TransCanada PipeLines Ltd., 3.80%, 10/1/20	30	33
Transocean, Inc., 6.80%, 3/15/38	25	29
Valero Energy Corp., 6.13%, 2/1/20	35	42
		663
Financials (10.5%):
Aflac, Inc., 3.45%, 8/15/15	20	21
American Express Co., 7.00%, 3/19/18	45	56
American International Group, Inc.
6.40%, 12/15/20	35	43
5.85%, Series G, 1/16/18, MTN	20	23
Asian Development Bank, Series G, 0.88%, 6/10/14, MTN	45	45
Bank of America Corp.
3.88%, 3/22/17	50	54
5.65%, 5/1/18	50	58
5.63%, 7/1/20	40	46
Bank of Montreal, 2.55%, 11/6/22, Callable 10/6/22 @ 100, MTN	20	19
Bank of Nova Scotia, 4.38%, 1/13/21	25	28
Berkshire Hathaway Finance Corp., 4.40%, 5/15/42	25	24
Berkshire Hathaway, Inc., 3.75%, 8/15/21	25	27
BHP Billiton Finance USA Ltd., 3.25%, 11/21/21	20	21
BlackRock, Inc., Series 2, 5.00%, 12/10/19	35	41
Boeing Capital Corp., 2.90%, 8/15/18, Callable 7/15/18 @ 100	40	43
Boston Properties LP, 3.85%, 2/1/23, Callable 11/1/22 @ 100	20	21
BP Capital Markets PLC
3.13%, 10/1/15	25	26
3.25%, 5/6/22	20	21
Capital One Financial Corp., 4.75%, 7/15/21	25	28
Caterpillar Financial Service Corp., 4.60%, 1/15/14, MTN	25	26
Citigroup, Inc.
4.75%, 5/19/15	50	54
6.13%, 11/21/17	60	71
5.85%, 12/11/34	10	12
Corporacion Andina de Fomento, 4.38%, 6/15/22	20	22
Credit Suisse USA, Inc., 4.88%, 1/15/15	65	70

See notes to schedules of investments.

Security Description	Principal Amount	Value
Deutsche Telekom International Finance BV, 8.75% (b), 6/15/30	$30	$44
Enterprise Products Partners LP, 6.50%, 1/31/19	25	31
ERP Operating LP, 5.75%, 6/15/17	20	23
European Investment Bank
2.38%, 3/14/14	20	20
5.13%, 9/13/16	85	98
2.88%, 9/15/20	25	27
Fifth Third Bancorp, 3.50%, 3/15/22, Callable 2/15/22 @ 100	20	21
Ford Motor Credit Co. LLC, 2.75%, 5/15/15	50	51
General Electric Capital Corp.
2.95%, 5/9/16	45	48
5.63%, 5/1/18	25	29
4.65%, 10/17/21, MTN	30	33
6.15%, Series A, 8/7/37, MTN	30	36
Goldman Sachs Group, Inc.
5.75%, 10/1/16	60	68
5.75%, 1/24/22	20	23
6.25%, 2/1/41	40	49
HCP, Inc., 3.75%, 2/1/16	30	32
HSBC Finance Corp., 5.00%, 6/30/15	20	22
HSBC Holdings PLC, 4.88%, 1/14/22	15	17
Inter-American Development Bank, 4.50%, 9/15/14	44	47
International Bank for Reconstruction & Development, 2.13%, 3/15/16	50	53
International Finance Corp., Series G, 2.13%, 11/17/17, MTN	35	37
John Deere Capital Corp., 2.25%, 4/17/19	25	26
JPMorgan Chase & Co.
2.60%, 1/15/16	95	99
6.40%, 5/15/38	45	59
KFW
4.13%, 10/15/14	25	27
2.00%, 6/1/16	85	89
4.00%, 1/27/20	50	57
Korea Developmental Bank, 5.75%, 9/10/13	40	41
Marsh & McLennan Cos., Inc., 5.75%, 9/15/15	22	25
MetLife, Inc.
5.00%, 6/15/15	10	11
5.70%, 6/15/35	15	18
Morgan Stanley
2.88%, 1/24/14	60	61
3.80%, 4/29/16	25	26
National Rural Utilities Cooperative Finance Corp., 3.05%, 2/15/22, Callable 11/15/21 @ 100	20	21
Nordic Investment Bank, 1.00%, 3/7/17	35	35
Orix Corp., 4.71%, 4/27/15	25	27
Petrobras International Finance Co., 5.38%, 1/27/21	35	38
PNC Funding Corp., 5.13%, 2/8/20	30	35
Prudential Financial, Inc.
5.10%, 9/20/14, MTN	15	16
6.63%, Series D, 12/1/37, MTN	20	25
Rio Tinto Finance USA PLC, 4.75%, 3/22/42, Callable 9/22/41 @ 100	30	32
Simon Property Group LP, 4.38%, 3/1/21, Callable 12/1/20 @ 100	45	50
SLM Corp., 7.25%, 1/25/22, MTN	15	17
Sumitomo Mitsui Banking Corp., 3.00%, 1/18/23	15	15
Swedish Export Credit Corp., 2.13%, 7/13/16	45	47
The Allstate Corp., 5.00%, 8/15/14	20	21
The Bank of New York Mellon Corp., 3.55%, 9/23/21, Callable 8/23/21 @ 100	25	27
The Travelers Cos., Inc., 5.80%, 5/15/18	10	12
Toyota Motor Credit Corp., 4.25%, 1/11/21, MTN	30	34
U.S. Bank N.A., 4.80%, 4/15/15	40	43
UBS AG Stamford CT, 5.88%, 12/20/17	35	42
Wachovia Corp., 5.25%, 8/1/14	60	64

See notes to schedules of investments.

Security Description	Principal Amount	Value
Westpac Banking Corp., 4.88%, 11/19/19	$25	$29
		2,878
Foreign Government (1.9%):
Federal Republic of Brazil
7.88%, 3/7/15	20	23
8.88%, 4/15/24	29	45
7.13%, 1/20/37	25	36
Province of British Columbia, 2.65%, 9/22/21	30	31
Province of Ontario
0.95%, 5/26/15	50	50
4.00%, 10/7/19	40	45
Province of Quebec, 7.50%, 9/15/29	75	112
Republic of Chile, 3.63%, 10/30/42	10	9
Republic of Colombia, 7.38%, 3/18/19	15	19
Republic of Italy, 6.88%, 9/27/23	10	12
Republic of Poland, 5.00%, 3/23/22	30	35
United Mexican States
5.88%, 2/17/14	20	21
6.05%, Series A, 1/11/40, MTN	35	44
5.95%, Series E, 3/19/19, MTN	44	53
		535
Health Care (1.8%):
Abbott Laboratories, 5.30%, 5/27/40	35	43
Amgen, Inc., 4.10%, 6/15/21, Callable 3/15/21 @ 100	50	55
AstraZeneca PLC, 5.90%, 9/15/17	30	36
Boston Scientific Corp., 7.38%, 1/15/40	20	27
Cardinal Health, Inc., 5.85%, 12/15/17	20	23
Cigna Corp., 2.75%, 11/15/16	15	16
Medtronic, Inc.
3.00%, 3/15/15	35	37
4.45%, 3/15/20	30	34
Novartis Capital Corp., 4.13%, 2/10/14	25	26
Thermo Fisher Scientific, Inc., 3.60%, 8/15/21, Callable 5/15/21 @ 100	20	21
UnitedHealth Group, Inc., 3.88%, 10/15/20, Callable 7/15/20 @ 100	25	27
WellPoint, Inc., 5.95%, 12/15/34	29	34
Wyeth, 6.50%, 2/1/34	40	54
Wyeth LLC, 5.50%, 2/15/16	45	51
		484
Industrials (1.2%):
Burlington Northern Santa Fe, Inc.
5.75%, 3/15/18	15	18
3.45%, 9/15/21, Callable 6/15/21 @ 100	20	21
Caterpillar, Inc., 6.05%, 8/15/36	15	19
Continental Airlines, Inc., Series A, 4.75%, 7/12/22	18	20
CSX Corp., 6.15%, 5/1/37	30	37
General Electric Co.
0.85%, 10/9/15	15	15
5.25%, 12/6/17	20	23
Honeywell International, Inc., 4.25%, 3/1/21	30	35
Lockheed Martin Corp., 5.50%, 11/15/39	15	17
United Parcel Service, Inc., 5.13%, 4/1/19	30	36
United Technologies Corp.
5.38%, 12/15/17	10	12
3.10%, 6/1/22	20	21
6.13%, 7/15/38	30	39
Waste Management, Inc., 4.60%, 3/1/21	25	28
		341

See notes to schedules of investments.

Security Description	Principal Amount	Value
Information Technology (1.1%):
Cisco Systems, Inc.
5.50%, 2/22/16	$20	$23
4.45%, 1/15/20	15	17
Fiserv, Inc., 3.50%, 10/1/22, Callable 7/1/22 @ 100	15	15
Hewlett-Packard Co.
6.13%, 3/1/14	30	31
3.00%, 9/15/16	25	25
IBM Corp.
0.55%, 2/6/15	20	20
5.60%, 11/30/39	40	50
Microsoft Corp., 4.20%, 6/1/19	35	40
Oracle Corp.
5.75%, 4/15/18	35	42
2.50%, 10/15/22	15	15
The Western Union Co., 3.65%, 8/22/18	20	21
		299
Materials (1.1%):
Alcoa, Inc., 6.75%, 7/15/18	15	17
Barrick N.A. Finance LLC, 4.40%, 5/30/21	30	32
CRH America, Inc., 5.75%, 1/15/21	15	17
E.I. du Pont de Nemours & Co.
1.95%, 1/15/16	20	21
6.00%, 7/15/18	25	31
International Paper Co., 7.50%, 8/15/21	25	32
Rio Tinto Finance USA Ltd., 1.88%, 11/2/15	40	41
The Dow Chemical Co.
4.13%, 11/15/21, Callable 8/15/21 @ 100	35	38
7.38%, 11/1/29	25	33
Vale Overseas Ltd., 6.25%, 1/23/17	15	17
Vale SA, 5.63%, 9/11/42	15	15
		294
Telecommunication Services (1.2%):
America Movil SAB de CV, 5.00%, 3/30/20	20	23
AT&T, Inc.
5.10%, 9/15/14	25	27
2.40%, 8/15/16	25	26
5.80%, 2/15/19	25	30
2.63%, 12/1/22, Callable 9/1/22 @ 100	10	10
6.30%, 1/15/38	25	30
CenturyLink, Inc., Series T, 5.80%, 3/15/22	20	21
Telecom Italia Capital SpA, 7.00%, 6/4/18	25	29
Verizon Communications, Inc.
5.55%, 2/15/16	20	23
5.85%, 9/15/35	40	48
Vodafone Group PLC
5.00%, 12/16/13	15	15
5.63%, 2/27/17	25	29
6.15%, 2/27/37	20	26
		337
Utilities (1.6%):
American Water Capital Corp., 6.59%, 10/15/37	10	13
Dominion Resources, Inc.
5.60%, Series A, 11/15/16	20	23
4.45%, Series A, 3/15/21	20	23
5.15%, Series C, 7/15/15	15	16
Duke Energy Carolinas LLC, 4.25%, 12/15/41	20	21
Duke Energy Corp., 1.63%, 8/15/17	35	35
Exelon Generation Co. LLC, 6.20%, 10/1/17	20	23
FirstEnergy Corp., Series C, 7.38%, 11/15/31	20	25
Hydro-Quebec, 8.40%, 1/15/22	20	28
MidAmerican Energy Holdings, 6.50%, 9/15/37	35	46

See notes to schedules of investments.

Security Description	Principal Amount	Value
Pacific Gas & Electric Co.
4.80%, 3/1/14	$24	$25
6.05%, 3/1/34	25	32
PacifiCorp, 6.00%, 1/15/39	30	39
Progress Energy, Inc., 4.40%, 1/15/21, Callable 10/15/20 @ 100	30	33
Sempra Energy, 6.00%, 10/15/39	15	18
Southern California Edison Co., 5.63%, 2/1/36	30	37
		437
Total Corporate Bonds (Cost $7,039)		7,369

Municipal Bonds (0.4%)
California (0.2%):
State, Build America Bonds, GO, 7.55%, 4/1/39	30	44

Illinois (0.1%):
State Taxable Pension, GO, 5.10%, 6/1/33	35	34

New Jersey (0.1%):
State Transportation Trust Fund Authority, Build America Bonds Revenue, Series B, 6.56%, 12/15/40	15	20

New York (0.0%):
Metropolitan Transportation Authority, Build America Bonds Revenue, Series E, 6.81%, 11/15/40	10	13

Total Municipal Bonds (Cost $107)		111

U.S. Government Agency Securities (4.6%)
Federal Home Loan Mortgage Corp.
3.75%, 3/27/19	65	74
6.75%, 9/15/29	25	37
Federal National Mortgage Assoc.
2.63%, 11/20/14	475	495
5.00%, 4/15/15 (c)	230	254
2.38%, 4/11/16	35	37
1.25%, 9/28/16 (c)	190	194
5.00%, 5/11/17	155	182

Total U.S. Government Agency Securities (Cost $1,270)		1,273

U.S. Government Mortgage Backed Agencies (41.0%)
Federal Home Loan Mortgage Corp.
8.00%, 6/1/17	25	27
7.50%, 4/1/28	3	4
6.50%, 8/1/29	63	73
6.50%, 10/1/29	35	39
7.00%, 1/1/30	1	1
5.00%, 6/1/34	68	74
6.50%, 11/1/34	21	24
5.50%, 9/1/38 (c)	239	259
4.50%, 12/1/39 (c)	680	747
Federal National Mortgage Assoc.
10.00%, 11/1/13	1	1
10.50%, 11/1/13	1	1
11.00%, 11/1/13	1	1
8.00%, 11/1/19	13	15
4.00%, 1/1/26 (c)	387	413
7.00%, 10/1/26	6	7
2.50%, 2/25/28 (d)	200	207
3.00%, 2/25/28 (d)	240	252
3.50%, 2/25/28 (d)	180	190
4.50%, 2/25/28 (d)	326	350

See notes to schedules of investments.

Security Description	Principal Amount	Value
5.00%, 2/25/28 (d)	$126	$136
6.50%, 9/1/28	2	2
7.50%, 12/1/28	2	2
6.00%, 10/1/29	41	46
7.00%, 12/1/29	3	4
8.00%, 3/1/30	2	2
6.63%, 11/15/30	60	89
8.50%, 4/1/31	1	1
5.50%, 1/1/33	42	46
8.00%, 2/1/33	61	74
5.50%, 7/1/33	11	12
5.00%, 11/1/33	57	62
5.00%, 11/1/33	146	159
5.00%, 3/1/34	87	94
5.00%, 3/1/34	83	90
5.00%, 8/1/34 (c)	250	271
4.50%, 1/1/35	181	195
6.00%, 8/1/35	240	264
5.00%, 2/1/36 (c)	231	250
6.00%, 6/1/36	32	36
6.50%, 10/1/36	6	7
6.00%, 11/1/36	31	34
6.00%, 1/1/37 (c)	196	217
6.00%, 5/1/37	22	25
5.00%, 7/1/37	52	56
5.50%, 7/1/37 (c)	239	259
5.50%, 1/1/38	113	123
4.00%, 7/1/40 (c)	248	264
4.50%, 8/1/40	965	1,039
4.00%, 10/1/40 (c)	350	372
3.50%, 5/1/42	156	165
3.00%, 2/25/43 (d)	420	434
3.50%, 2/25/43 (d)	570	601
4.00%, 2/25/43 (d)	188	200
Government National Mortgage Assoc.
7.50%, 12/15/27	1	1
7.50%, 4/15/29	1	1
7.50%, 2/15/35	198	245
5.00%, 7/15/39	174	190
4.50%, 2/20/40	310	341
5.50%, 2/20/40	371	405
5.00%, 5/20/40	355	391
4.50%, 6/15/40 (c)	374	410
3.50%, 8/20/42	171	183
3.00%, 2/15/43 (d)	135	141
3.50%, 2/15/43 (d)	200	215
4.00%, 2/15/43 (d)	410	446

Total U.S. Government Mortgage Backed Agencies (Cost $10,858)		11,285

U.S. Treasury Obligations (34.4%)
U.S. Treasury Bills, 0.07% (e), 4/4/13	549	549
U.S. Treasury Bonds
6.13%, 11/15/27	298	430
4.38%, 5/15/40	742	926
U.S. Treasury Notes
2.25%, 5/31/14	445	457
2.63%, 7/31/14	320	332
2.63%, 12/31/14	460	481
0.38%, 3/15/15	595	596
2.13%, 12/31/15	650	682
3.25%, 7/31/16	675	739
3.25%, 3/31/17	350	387

See notes to schedules of investments.

Security Description	Shares or Principal Amount	Value
0.63%, 5/31/17	$670	$667
0.63%, 8/31/17	790	784
2.88%, 3/31/18	475	522
3.13%, 5/15/19	665	744
2.63%, 8/15/20	675	730
1.75%, 5/15/22	445	440

Total U.S. Treasury Obligations (Cost $9,488)		9,466

Investment Companies (0.2%)
Federated Treasury Obligations Fund, Institutional Shares, 0.01% (f)	56,847	57

Total Investment Companies (Cost $57)		57

Total Investments Before TBA Sale Commitments (Cost $29,590) — 110.4%		30,401

TBA Sale Commitments (-11.0%)(g)
Federal National Mortgage Assoc.
4.00%, 15 YR TBA, 2/25/28	$(204)	(218)
4.50%, 30 YR TBA, 2/25/43	(973)	(1,044)
5.00%, 30 YR TBA, 2/25/43	(350)	(378)
5.50%, 30 YR TBA, 2/25/43	(145)	(157)
6.00%, 30 YR TBA, 2/25/43	(280)	(306)
6.50%, 30 YR TBA, 2/25/43 (d)	(88)	(97)
Government National Mortgage Assoc.
5.00%, 30 YR TBA, 2/15/43	(237)	(258)
5.50%, 30 YR TBA, 2/15/43	(320)	(350)
4.50%, 30 YR TBA, 2/20/43	(199)	(217)

Total TBA Sale Commitments		(3,025)

Other assets in excess of liabilities — 0.6%		163

NET ASSETS — 100.0%		$27,539

(a)	Variable or Floating-Rate Security. Rate disclosed is as of 1/31/13.

(b)	Step Bond: Coupon rate is set for an initial period and then increased to a higher coupon rate at a specified date. The rate shown is the rate in effect at 1/31/13.

(c)	All or a portion of this security has been segregated as collateral for securities purchased on a when-issued basis.

(d)	Security purchased on a when-issued basis.

(e)	Rate represents the effective yield at purchase.

(f)	Rate disclosed is the daily yield on 1/31/13.

(g)	Represents a “to-be-announced” transaction. The Portfolio has committed to sell securities for which all specific information is not available at this time.

GO	General Obligation

LLC	Limited Liability Co.

LP	Limited Partnership

MTN	Medium Term Note

PLC	Public Liability Co.

See notes to schedules of investments.

The Victory Portfolios	Schedule of Portfolio Investments
Diversified Stock Fund	January 31, 2013

(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Common Stocks (99.4%)
Consumer Discretionary (17.4%):
CarMax, Inc. (a)	512,760	$20,213
CBS Corp., Class B	663,670	27,688
Comcast Corp., Class A	697,040	26,543
Costco Wholesale Corp.	293,130	29,999
General Motors Co. (a)	1,493,290	41,947
Las Vegas Sands Corp.	291,810	16,122
Lowe’s Cos., Inc.	443,475	16,936
Priceline.com, Inc. (a)	31,740	21,757
Starbucks Corp.	641,000	35,973
The Walt Disney Co.	546,210	29,430
Viacom, Inc., Class B	922,830	55,693
		322,301
Consumer Staples (8.5%):
Anheuser-Busch InBev NV, Sponsored ADR	405,900	35,963
Kraft Foods Group, Inc.	454,488	21,006
Mead Johnson Nutrition Co.	408,590	31,053
The Procter & Gamble Co.	917,700	68,974
		156,996
Energy (8.8%):
Anadarko Petroleum Corp.	500,979	40,088
Halliburton Co.	898,500	36,551
Occidental Petroleum Corp.	457,209	40,358
Schlumberger Ltd.	578,612	45,161
		162,158
Financials (14.3%):
Citigroup, Inc.	1,316,250	55,493
JPMorgan Chase & Co.	1,313,530	61,801
MetLife, Inc.	1,129,380	42,171
PNC Financial Services Group, Inc.	365,000	22,557
The Goldman Sachs Group, Inc.	192,580	28,475
Wells Fargo & Co.	1,549,000	53,952
		264,449
Health Care (12.9%):
Baxter International, Inc.	456,050	30,939
Express Scripts Holding Co. (a)	956,520	51,097
Johnson & Johnson	658,770	48,696
Medtronic, Inc.	399,904	18,636
Merck & Co., Inc.	735,200	31,797
Pfizer, Inc.	2,128,960	58,078
Zoetis, Inc.	16,544	430
		239,673
Industrials (15.0%):
Boeing Co.	641,660	47,399
Cummins, Inc.	267,300	30,694
Danaher Corp.	570,542	34,193
General Dynamics Corp.	445,660	29,547
Honeywell International, Inc.	337,550	23,034
Norfolk Southern Corp.	427,190	29,421
Parker Hannifin Corp.	371,330	34,523
United Parcel Service, Inc., Class B	295,048	23,394
W.W. Grainger, Inc.	120,400	26,226
		278,431
Information Technology (18.5%):
Agilent Technologies, Inc.	428,820	19,202
Altera Corp.	834,400	27,886
Apple, Inc.	168,900	76,902

See notes to schedules of investments.

Security Description	Shares	Value
Applied Materials, Inc.	1,801,000	$23,251
Citrix Systems, Inc. (a)	401,000	29,337
Cognizant Technology Solutions Corp., Class A (a)	311,190	24,329
eBay, Inc. (a)	334,270	18,696
EMC Corp. (a)	528,000	12,994
Google, Inc., Class A (a)	73,910	55,853
Microchip Technology, Inc.	555,000	18,565
TE Connectivity Ltd.	922,070	35,850
		342,865
Materials (4.0%):
Air Products & Chemicals, Inc.	352,000	30,775
Monsanto Co.	189,565	19,213
The Dow Chemical Co.	777,980	25,051
		75,039
Total Common Stocks (Cost $1,642,595)		1,841,912

Investment Companies (0.6%)
Federated Treasury Obligations Fund, Institutional Shares, 0.01% (b)	10,363,150	10,363

Total Investment Companies (Cost $10,363)		10,363

Total Investments (Cost $1,652,958) — 100.0%		1,852,275

Liabilities in excess of other assets — 0.0%		(369)

NET ASSETS — 100.0%		$1,851,906

(a)	Non-income producing security.

(b)	Rate disclosed is the daily yield on 1/31/13.

ADR	American Depositary Receipt

See notes to schedules of investments.

The Victory Portfolios	Schedule of Portfolio Investments
Dividend Growth Fund	January 31, 2013

(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Common Stocks (97.8%)
Consumer Discretionary (16.3%):
CBS Corp., Class B	2,310	$96
Comcast Corp., Class A	3,000	114
McGraw-Hill Cos., Inc.	1,360	78
Nike, Inc., Class B	1,640	89
Priceline.com, Inc. (a)	40	28
Starbucks Corp.	1,630	92
The Home Depot, Inc.	1,630	109
The Walt Disney Co.	1,750	94
TJX Cos., Inc.	1,800	81
VF Corp.	400	59
Yum! Brands, Inc.	380	25
		865
Consumer Staples (12.4%):
Anheuser-Busch InBev NV, Sponsored ADR	1,190	105
Diageo PLC, Sponsored ADR	880	105
Kraft Foods Group, Inc.	1,650	76
Mondelez International, Inc., Class A	2,830	79
PepsiCo, Inc.	890	65
Philip Morris International, Inc.	1,410	124
Walgreen Co.	2,620	105
		659
Energy (9.0%):
Chevron Corp.	680	78
Exxon Mobil Corp.	1,100	99
Halliburton Co.	2,320	95
Kinder Morgan, Inc.	2,220	83
Occidental Petroleum Corp.	510	45
Williams Cos., Inc.	2,250	79
		479
Financials (13.0%):
American Tower Corp.	990	75
BlackRock, Inc.	400	95
Citigroup, Inc.	2,140	90
JPMorgan Chase & Co.	2,650	125
The Charles Schwab Corp.	5,520	91
U.S. Bancorp	2,580	86
Wells Fargo & Co.	3,770	131
		693
Health Care (16.4%):
Baxter International, Inc.	1,600	108
Covidien PLC	1,360	85
Express Scripts Holding Co. (a)	2,090	111
Johnson & Johnson	1,430	106
Merck & Co., Inc.	2,190	95
Pfizer, Inc.	5,030	137
Sanofi, ADR	1,700	83
Thermo Fisher Scientific, Inc.	1,230	89
Zimmer Holdings, Inc.	780	58
		872
Industrials (9.5%):
Boeing Co.	1,040	77
Danaher Corp.	1,450	87
Honeywell International, Inc.	1,020	70
Norfolk Southern Corp.	1,180	81
Roper Industries, Inc.	460	54
United Parcel Service, Inc., Class B	850	67

See notes to schedules of investments.

Security Description	Shares	Value
W.W. Grainger, Inc.	310	$68
		504
Information Technology (15.5%):
Accenture PLC, Class A	1,110	80
Apple, Inc.	450	205
Google, Inc., Class A (a)	150	113
International Business Machines Corp.	510	104
Microsoft Corp.	3,500	96
QUALCOMM, Inc.	2,130	141
Visa, Inc., Class A	540	85
		824
Materials (5.7%):
Bemis Co., Inc.	1,490	53
Ecolab, Inc.	1,440	104
Monsanto Co.	550	56
PPG Industries, Inc.	640	88
		301
Total Common Stocks (Cost $4,928)		5,197

Investment Companies (0.7%)
Federated Treasury Obligations Fund, Institutional Shares, 0.01% (b)	37,459	37

Total Investment Companies (Cost $37)		37

Total Investments (Cost $4,965) — 98.5%		5,234

Other assets in excess of liabilities — 1.5%		82

NET ASSETS — 100.0%		$5,316

(a)	Non-income producing security.

(b)	Rate disclosed is the daily yield on 1/31/13.

ADR	American Depositary Receipt

PLC	Public Liability Co.

See notes to schedules of investments.

The Victory Portfolios	Schedule of Portfolio Investments
Established Value Fund	January 31, 2013

(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Common Stocks (93.6%)
Consumer Discretionary (11.0%):
Autoliv, Inc.	269,200	$17,713
Harley-Davidson, Inc.	363,213	19,040
Hasbro, Inc.	586,900	21,932
International Game Technology	1,422,100	21,858
Johnson Controls, Inc.	578,400	17,982
Mohawk Industries, Inc. (a)	201,600	20,495
Penske Automotive Group, Inc.	444,199	14,623
Royal Caribbean Cruises Ltd.	615,500	22,281
VF Corp.	50,000	7,379
		163,303
Consumer Staples (2.0%):
Tyson Foods, Inc., Class A	1,313,000	29,044

Energy (5.8%):
Cimarex Energy Co.	339,800	21,699
Devon Energy Corp.	280,000	16,013
Helmerich & Payne, Inc.	266,800	17,166
McDermott International, Inc. (a)	1,179,600	14,356
Patterson-UTI Energy, Inc.	840,900	17,104
		86,338
Financials (20.7%):
Affiliated Managers Group, Inc.	107,400	15,458
Alexandria Real Estate Equities, Inc.	252,500	18,306
Alleghany Corp.	57,000	20,554
Aon PLC	295,600	17,068
Arch Capital Group Ltd. (a)	303,500	14,088
Brown & Brown, Inc.	909,500	24,866
City National Corp.	183,000	9,692
Cullen/Frost Bankers, Inc.	332,000	19,551
Fidelity National Financial, Inc., Class A	495,100	12,427
Fifth Third Bancorp	1,349,000	21,975
Marsh & McLennan Cos., Inc.	546,800	19,400
Regency Centers Corp.	361,000	17,989
SunTrust Banks, Inc.	510,000	14,469
The Chubb Corp.	281,000	22,567
W.R. Berkley Corp.	568,000	23,385
Waddell & Reed Financial, Inc., Class A	549,000	21,795
Willis Group Holdings PLC	378,200	13,506
		307,096
Health Care (9.1%):
C.R. Bard, Inc.	107,500	10,972
CareFusion Corp. (a)	851,900	26,443
Covance, Inc. (a)	421,100	28,092
Life Technologies Corp. (a)	335,500	21,703
Patterson Cos., Inc.	856,000	30,927
Zimmer Holdings, Inc.	224,900	16,778
		134,915
Industrials (14.7%):
Avery Dennison Corp.	569,600	21,935
Cintas Corp.	453,900	19,182
Con-way, Inc.	531,500	16,678
Dover Corp.	287,800	19,910
Hubbell, Inc., Class B	154,300	14,049
Ingersoll-Rand PLC	278,800	14,328
Kennametal, Inc.	628,500	25,775
Parker Hannifin Corp.	216,600	20,137
Raytheon Co.	289,900	15,272
Robert Half International, Inc.	522,500	18,413

See notes to schedules of investments.

Security Description	Shares	Value
Rockwell Automation, Inc.	165,700	$14,779
Xylem, Inc.	652,000	18,210
		218,668
Information Technology (15.8%):
Amphenol Corp., Class A	241,300	16,305
Analog Devices, Inc.	418,000	18,241
Applied Materials, Inc.	1,890,000	24,400
Avnet, Inc.	587,000	20,756
BMC Software, Inc.	422,000	17,534
Broadcom Corp., Class A	544,900	17,682
Broadridge Financial Solutions, Inc.	795,000	18,738
Juniper Networks, Inc. (a)	1,134,300	25,386
Lam Research Corp. (a)	524,300	21,570
Skyworks Solutions, Inc. (a)	521,300	12,480
Synopsys, Inc. (a)	635,300	21,244
TE Connectivity Ltd.	534,900	20,797
		235,133
Materials (8.9%):
Bemis Co., Inc.	524,800	18,725
Compass Minerals International, Inc.	184,000	13,257
International Flavors & Fragrances, Inc.	283,400	19,960
Packaging Corp. of America	411,000	15,795
PPG Industries, Inc.	101,000	13,925
Reliance Steel & Aluminum Co.	487,000	31,518
RPM International, Inc.	594,100	18,542
		131,722
Utilities (5.6%):
Alliant Energy Corp.	381,000	17,465
Energen Corp.	369,000	17,764
Questar Corp.	871,000	20,233
Sempra Energy	199,600	14,980
Xcel Energy, Inc.	469,100	13,032
		83,474
Total Common Stocks (Cost $1,121,054)		1,389,693

Exchange-Traded Funds (1.4%)
iShares Russell Midcap Value Index Fund	385,000	20,786

Total Exchange-Traded Funds (Cost $16,058)		20,786

Investment Companies (5.2%)
Federated Treasury Obligations Fund, Institutional Shares, 0.01% (b)	77,618,797	77,619

Total Investment Companies (Cost $77,619)		77,619

Total Investments (Cost $1,214,731) — 100.2%		1,488,098

Liabilities in excess of other assets — (0.2)%		(2,380)

NET ASSETS — 100.0%		$1,485,718

(a)	Non-income producing security.

(b)	Rate disclosed is the daily yield on 1/31/13.

PLC	Public Liability Co.

See notes to schedules of investments.

The Victory Portfolios	Schedule of Portfolio Investments
Fund for Income	January 31, 2013

(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Government National Mortgage Association (76.6%)
Multi-family (8.9%):
Collateralized Mortgage Obligations (7.4%):
Government National Mortgage Assoc.
Series 2006-42, Class B, 5.22% (a), 8/16/46	$5,250	$5,618
Series 2006-6, Class C, 4.99% (a), 2/16/44	1,153	1,208
Series 2006-66, Class B, 5.00% (a), 9/16/41	5,953	6,282
Series 2008-59, Class C, 5.78% (a), 6/16/32	1,450	1,547
Series 2010-122, Class AC, 7.00%, 2/16/40	9,122	10,835
Series 2010-124, Class BA, 7.00%, 5/16/37	10,000	11,396
Series 2010-136, Class BH, 7.00%, 11/16/40	8,581	10,143
Series 2010-140, Class AC, 7.00%, 12/16/37	10,000	11,703
Series 2010-148, Class AC, 7.00% (a), 12/16/50	8,535	10,201
Series 2010-155, Class BH, 7.00%, 6/16/39	8,807	10,039
Series 2011-15, Class BA, 7.00%, 10/16/33	10,000	11,306
Series 2012-33, Class AB, 7.00%, 3/16/46	9,860	12,069
Series 2012-67, Class AF, 7.00%, 4/15/44	9,671	11,457
		113,804
Pass-throughs (1.5%):
Government National Mortgage Assoc.
7.49%, 8/15/20 – 11/15/20	498	574
7.50%, 8/15/21	197	226
6.00%, 1/15/22	288	315
7.85%, 1/15/22	61	69
7.92%, 7/15/23	554	591
8.00%, 7/15/24 – 10/15/35	3,421	3,648
8.60%, 5/15/27	477	479
7.88%, 7/15/27	410	437
7.15%, 10/20/27	391	465
7.75%, 6/15/30 – 9/15/33	816	850
8.25%, 9/15/30	246	264
6.45%, 1/20/33	7,965	9,299
7.09%, 7/15/33	4,766	4,808
8.13%, 6/15/41	1,880	1,888
		23,913
		137,717
Single Family (67.7%):
Collateralized Mortgage Obligations (3.5%):
Government National Mortgage Assoc.
Series 1994-7, Class PQ, 6.50%, 10/16/24	764	893
Series 1995-2, Class KQ, 8.50%, 3/20/25	233	282
Series 1995-4, Class CQ, 8.00%, 6/20/25	5	6
Series 1996-10, Class PD, 7.50%, 6/20/26	259	309
Series 1996-20, Class J, 7.50%, 9/20/26	186	215
Series 1997-18, Class J, 7.00%, 11/20/27	164	188
Series 1997-8, Class PN, 7.50%, 5/16/27	101	120
Series 1998-14, Class PH, 6.50%, 6/20/28	408	474
Series 1998-19, Class ZA, 6.50%, 4/20/28	364	432
Series 1998-23, Class ZB, 6.50%, 6/20/28	336	386
Series 1999-4, Class ZB, 6.00%, 2/20/29	532	607
Series 1999-40, Class ZW, 7.50%, 11/20/29	333	395
Series 1999-41, Class Z, 8.00%, 11/16/29	312	365
Series 2000-29, Class G, 7.50%, 9/20/30	126	147
Series 2000-9, Class Z, 8.00%, 6/20/30	158	193
Series 2001-10, Class PE, 6.50%, 3/16/31	715	829
Series 2001-15, Class ZH, 6.00%, 4/20/31	850	969
Series 2001-21, Class PE, 6.50%, 5/16/31	604	702
Series 2001-33, Class PB, 6.50%, 7/20/31	150	173
Series 2001-41, Class PC, 6.50%, 8/20/31	748	780

See notes to schedules of investments.

Security Description	Principal Amount	Value
Series 2002-22, Class GF, 6.50%, 3/20/32	$122	$144
Series 2002-33, Class ZJ, 6.50%, 5/20/32	343	396
Series 2002-40, Class UK, 6.50%, 6/20/32	529	623
Series 2002-41, Class ZJ, 6.00%, 6/20/32	7,745	8,864
Series 2002-45, Class QE, 6.50%, 6/20/32	217	251
Series 2002-45, Class Z, 6.00%, 6/20/32	5,796	6,634
Series 2002-47, Class PG, 6.50%, 7/16/32	83	97
Series 2002-47, Class ZA, 6.50%, 7/20/32	578	682
Series 2002-65, Class ZB, 6.00%, 9/20/32	7,652	8,759
Series 2005-72, Class H, 11.50%, 11/16/17	60	67
Series 2005-74, Class HB, 7.50%, 9/16/35	60	69
Series 2005-74, Class HC, 7.50%, 9/16/35	222	256
Series 2012-30, Class WB, 7.24% (a), 11/20/39	14,746	17,766
		53,073
Pass-throughs (64.2%):
Government National Mortgage Assoc.
10.50%, 9/15/15 – 12/15/21	664	694
7.00%, 4/15/16 – 12/20/38 (b)(c)	186,685	229,678
11.50%, 4/15/16 – 9/15/20	112	117
9.00%, 7/20/16 – 6/15/30	2,907	3,204
8.75%, 3/20/17	14	15
8.00%, 5/15/17 – 4/15/38	79,890	100,012
9.50%, 7/15/17 – 7/15/25	2,615	2,888
5.50%, 2/15/18 – 7/15/39	12,516	14,136
8.85%, 5/15/18 – 12/15/18	415	468
5.00%, 7/15/18 – 11/15/39	31,503	35,271
11.00%, 12/15/18	49	52
7.49%, 11/15/19 – 9/15/25	4,640	5,313
8.15%, 12/15/19	24	24
10.00%, 12/15/19 – 2/15/26	16,254	19,150
8.25%, 4/20/20 – 1/15/30	61	61
7.95%, 7/20/20	138	147
7.75%, 9/20/20 – 1/15/21	3,376	3,875
8.38%, 10/15/20	606	655
7.65%, 10/20/21 – 7/20/22	227	244
7.29%, 12/20/21 – 2/20/22	125	144
7.60%, 2/20/22	108	124
7.89%, 10/20/22	570	615
7.13%, 3/15/23 – 7/15/25	5,798	7,010
6.00%, 9/20/23 – 6/15/40 (b)	89,938	104,856
7.50%, 12/15/23 – 1/15/37	98,083	120,334
8.50%, 7/20/24 – 2/15/32	8,184	9,919
6.50%, 12/15/25 – 1/20/39	259,247	305,830
6.13%, 9/15/27	3,355	3,797
5.90%, 12/15/28	8,032	9,119
6.45%, 11/15/31	8,415	9,693
		987,445
		1,040,518
Total Government National Mortgage Association (Cost $1,159,094)		1,178,235

U.S. Treasury Obligations (23.2%)
U.S. Treasury Bills, 0.08% (d), 6/13/13	15,151	15,146
U.S. Treasury Bonds
8.88%, 8/15/17	127,881	174,248

See notes to schedules of investments.

Security Description	Shares or Principal Amount	Value
9.13%, 5/15/18	$117,222	$166,959

Total U.S. Treasury Obligations (Cost $357,107)		356,353

Investment Companies (0.0%)
Federated U.S. Treasury Cash Reserve Fund, 0.00% (e)	99,914	100

Total Investment Companies (Cost $100)		100

Total Investments (Cost $1,516,301) — 99.8%		1,534,688

Other assets in excess of liabilities — 0.2%		3,287

NET ASSETS — 100.0%		$1,537,975

(a)	Variable or Floating-Rate Security. Rate disclosed is as of 1/31/13.

(b)	All or a portion of this security has been segregated as collateral for securities purchased on a when-issued basis.

(c)	Security purchased on a when-issued basis.

(d)	Rate represents the effective yield at purchase.

(e)	Rate disclosed is the daily yield on 1/31/13.

See notes to schedules of investments.

The Victory Portfolios	Schedule of Portfolio Investments
Global Equity Fund	January 31, 2013

(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Fair Value(a)
Common Stocks (95.1%)
Australia (3.4%):
Materials (3.4%):
BHP Billiton Ltd.	5,497	$216
Fortescue Metals Group Ltd.	9,444	46
		262
Belgium (1.1%):
Financials (1.1%):
KBC Groep NV	2,246	89

Canada (2.5%):
Financials (0.8%):
Bank of Nova Scotia	1,093	64

Information Technology (0.7%):
CGI Group, Inc. (b)	2,129	57

Materials (1.0%):
Agrium, Inc.	642	73
		194
Cayman Islands (1.1%):
Information Technology (0.7%):
Tencent Holdings Ltd.	1,500	53

Materials (0.4%):
China Shanshui Cement Group	41,000	30
		83
China (0.8%):
Financials (0.8%):
China Construction Bank Corp., Class H	67,000	58

Denmark (2.7%):
Health Care (2.7%):
Novo Nordisk A/S, Class B	1,120	206

Finland (1.1%):
Industrials (1.1%):
Kone Oyj, Class B	1,010	83

France (2.7%):
Consumer Discretionary (0.5%):
Valeo SA	713	39

Financials (1.5%):
BNP Paribas SA	1,832	114

Industrials (0.7%):
Schneider Electric SA	776	59
		212
Germany (3.5%):
Financials (1.0%):
Allianz SE	555	79

Industrials (0.9%):
MTU Aero Engines Holding AG	684	65

Information Technology (0.7%):
United Internet AG, Registered Shares	2,213	52

Materials (0.9%):
BASF SE	717	73
		269

See notes to schedules of investments.

Security Description	Shares	Fair Value(a)
Hong Kong (3.2%):
Energy (1.0%):
CNOOC Ltd.	36,000	$74

Financials (1.3%):
AIA Group Ltd.	26,200	104

Telecommunication Services (0.9%):
China Mobile Ltd.	6,500	71
		249
Indonesia (1.0%):
Financials (1.0%):
PT Bank Rakyat	90,000	74

Ireland (Republic of) (1.9%):
Energy (0.6%):
Dragon Oil PLC	4,669	42

Industrials (0.6%):
Ryanair Holdings PLC	6,620	50

Information Technology (0.7%):
Accenture PLC, Class A	796	57
		149
Italy (0.5%):
Consumer Discretionary (0.5%):
Prada SpA	4,400	40

Japan (6.1%):
Consumer Discretionary (1.6%):
Fuji Heavy Industries Ltd.	1,000	14
Nissan Motor Co. Ltd.	5,100	52
Suzuki Motor Corp.	2,100	55
		121
Financials (1.8%):
Daito Trust Construction Co. Ltd.	522	51
Mizuho Financial Group, Inc.	20,800	42
ORIX Corp.	470	50
		143
Industrials (2.1%):
Hitachi Ltd.	25,000	148
Sojitz Corp.	7,800	12
		160
Materials (0.6%):
Daido Steel Co. Ltd.	3,000	13
JFE Holdings, Inc.	1,600	34
		47
		471
Jersey (0.8%):
Energy (0.8%):
Petrofac Ltd.	2,470	64

Mexico (0.8%):
Financials (0.8%):
Grupo Financiero Santander Mexico SAB de CV, Class B, Sponsored ADR (b)	3,938	61

Netherlands (1.5%):
Financials (0.8%):
ING Groep NV (b)	5,909	60

See notes to schedules of investments.

Security Description	Shares	Fair Value(a)
Materials (0.7%):
LyondellBasell Industries NV, Class A	849	$54
		114
Norway (0.5%):
Energy (0.5%):
Fred. Olsen Energy ASA	833	40

Republic of Korea (South) (0.7%):
Information Technology (0.7%):
Samsung Electronics Co. Ltd.	42	56

Russian Federation (0.4%):
Financials (0.4%):
Sberbank of Russia, Sponsored ADR	1,962	29

Singapore (1.7%):
Financials (1.1%):
DBS Group Holdings Ltd.	7,000	85

Information Technology (0.6%):
Avago Technologies Ltd.	1,383	49
		134
Sweden (4.5%):
Consumer Discretionary (0.6%):
Electrolux AB, Series B	1,712	45

Financials (1.3%):
Svenska Handelsbanken AB, A Shares	2,452	100

Industrials (0.5%):
Atlas Copco AB, A Shares	1,421	41

Information Technology (0.8%):
Hexagon AB, B Shares	2,248	60

Materials (1.3%):
Svenska Cellulosa AB, B Shares	4,216	102
		348
Switzerland (1.6%):
Consumer Staples (1.1%):
Nestle SA	1,158	81

Financials (0.5%):
Partners Group Holding AG	171	40
		121
Thailand (1.4%):
Consumer Discretionary (0.8%):
CP ALL Public Co. Ltd. (b)	38,300	60

Financials (0.6%):
Kasikornbank Public Co. Ltd.	7,400	49
		109
United Kingdom (6.7%):
Consumer Discretionary (1.1%):
Compass Group PLC	6,801	83

Consumer Staples (1.0%):
Unilever PLC	1,920	78

Financials (2.2%):
Lloyds Banking Group PLC	88,535	72
Prudential PLC	4,046	62
Standard Chartered PLC	1,392	37
		171

See notes to schedules of investments.

Security Description	Shares	Fair Value(a)
Industrials (1.8%):
AMEC PLC	4,096	$70
Rolls-Royce Holdings PLC	4,935	74
		144
Materials (0.6%):
Antofagasta PLC	2,553	46
		522
United States (42.9%):
Consumer Discretionary (9.7%):
Brinker International, Inc.	2,296	75
Expedia, Inc.	1,309	85
Hanesbrands, Inc. (b)	2,138	80
Limited Brands, Inc.	1,175	56
Marriott International, Inc., Class A	2,506	100
PetSmart, Inc.	1,116	73
Target Corp.	1,055	64
The Home Depot, Inc.	1,400	94
TJX Cos., Inc.	1,340	61
Viacom, Inc., Class B	1,072	65
		753
Consumer Staples (3.3%):
ConAgra Foods, Inc.	2,791	91
Smithfield Foods, Inc. (b)	2,124	50
Tyson Foods, Inc., Class A	2,435	54
Wal-Mart Stores, Inc.	834	58
		253
Energy (4.8%):
Chevron Corp.	1,029	119
Exxon Mobil Corp.	867	78
Peabody Energy Corp.	2,915	73
Valero Energy Corp.	2,314	101
		371
Financials (7.1%):
Berkshire Hathaway, Inc., Class B	1,033	100
Discover Financial Services	2,207	85
Fifth Third Bancorp	4,253	69
Huntington Bancshares, Inc.	5,392	38
Starwood Property Trust, Inc.	1,537	39
State Street Corp.	1,438	80
U.S. Bancorp	2,203	73
Zions Bancorporation	2,734	64
		548
Health Care (3.2%):
Express Scripts Holding Co. (b)	1,868	100
McKesson Corp.	685	72
UnitedHealth Group, Inc.	1,275	70
Zoetis, Inc.	139	4
		246
Industrials (5.9%):
Alaska Air Group, Inc.	978	45
Caterpillar, Inc.	685	67
Lear Corp.	1,060	52
Lincoln Electric Holdings, Inc.	1,100	59
Parker Hannifin Corp.	564	53
Roper Industries, Inc.	602	71
Triumph Group, Inc.	744	52

See notes to schedules of investments.

Security Description	Shares	Fair Value(a)
United Parcel Service, Inc., Class B	787	$62
		461
Information Technology (7.0%):
Adobe Systems, Inc. (b)	1,556	59
Apple, Inc.	224	102
International Business Machines Corp.	662	134
MasterCard, Inc., Class A	151	78
Oracle Corp.	1,818	65
Teradata Corp. (b)	1,570	105
		543
Materials (1.9%):
CF Industries Holdings, Inc.	348	80
Westlake Chemical Corp.	734	67
		147
		3,322
Total Common Stocks (Cost $6,173)		7,359

Exchange-Traded Funds (1.6%)
United States (1.6%):
WisdomTree Japan Hedged Equity Fund	3,181	127

Total Exchange-Traded Funds (Cost $110)		127

Cash Equivalents (2.6%)
United States (2.6%):
Citibank Money Market Deposit Account, 0.02% (c)	199,081	199

Total Cash Equivalents (Cost $199)		199

Total Investments (Cost $6,482) — 99.3%		7,685

Other assets in excess of liabilities — 0.7%		56

NET ASSETS — 100.0%		$7,741

(a)	All securities, except those traded on United States (including ADRs), Canadian, and Russian exchanges, were fair valued at January 31, 2013.

(b)	Non-income producing security.

(c)	Rate periodically changes. Rate disclosed is the daily yield on 1/31/13.

ADR	American Depositary Receipt

PLC	Public Liability Co.

See notes to schedules of investments.

The Victory Portfolios	Schedule of Portfolio Investments
International Fund	January 31, 2013

(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Fair Value (a)
Common Stocks (94.2%)
Australia (7.3%):
Financials (1.4%):
Australia & New Zealand Banking Group Ltd.	34,432	$955

Materials (5.9%):
BHP Billiton Ltd.	71,867	2,829
Fortescue Metals Group Ltd.	104,274	508
Rio Tinto Ltd.	10,815	750
		4,087
		5,042
Belgium (2.2%):
Financials (2.2%):
KBC Groep NV	37,653	1,487

Brazil (0.9%):
Financials (0.9%):
Itau Unibanco Holding SA, Preferred ADR	36,469	628

Canada (5.4%):
Consumer Discretionary (0.7%):
Canadian Tire Corp. Ltd. (b)	7,358	512

Financials (2.1%):
Bank of Nova Scotia (b)	13,444	791
National Bank of Canada (b)	8,133	647
		1,438
Information Technology (0.9%):
CGI Group, Inc. (b)	22,037	592

Materials (1.7%):
Agrium, Inc.	10,268	1,165
		3,707
Cayman Islands (1.5%):
Information Technology (0.9%):
Tencent Holdings Ltd.	17,600	617

Materials (0.6%):
China Shanshui Cement Group	555,000	408
		1,025
China (1.6%):
Financials (1.6%):
China Construction Bank Corp., Class H	1,254,000	1,083

Denmark (4.0%):
Health Care (4.0%):
Novo Nordisk A/S, Class B	14,967	2,759

Finland (2.2%):
Financials (0.8%):
Sampo Oyj	15,391	553

Industrials (1.4%):
Kone Oyj, Class B	11,878	980
		1,533
France (6.9%):
Consumer Discretionary (0.7%):
Valeo SA	8,106	437

Energy (2.4%):
Total SA	30,592	1,658

See notes to schedules of investments.

Security Description	Shares	Fair Value(a)
Financials (2.9%):
BNP Paribas SA	29,642	$1,845
Societe Generale (b)	3,930	178
		2,023
Industrials (0.9%):
Schneider Electric SA	8,276	630
		4,748
Germany (6.9%):
Consumer Discretionary (1.3%):
Bayerische Motoren Werke AG	5,162	520
Continental AG	3,252	382
		902
Financials (1.7%):
Allianz SE	8,165	1,168

Industrials (0.9%):
MTU Aero Engines Holding AG	6,911	659

Information Technology (1.1%):
United Internet AG, Registered Shares	33,018	768

Materials (1.9%):
BASF SE	9,130	925
Lanxess AG	4,380	370
		1,295
		4,792
Hong Kong (4.9%):
Energy (1.5%):
CNOOC Ltd.	497,000	1,022

Financials (2.0%):
AIA Group Ltd.	348,800	1,389

Telecommunication Services (1.4%):
China Mobile Ltd.	92,000	1,006
		3,417
Indonesia (1.5%):
Financials (1.5%):
PT Bank Rakyat	1,308,000	1,068

Ireland (Republic of) (2.8%):
Energy (0.7%):
Dragon Oil PLC	52,046	469

Industrials (0.6%):
Ryanair Holdings PLC	53,062	396

Information Technology (1.5%):
Accenture PLC, Class A	14,615	1,051
		1,916
Italy (0.9%):
Consumer Discretionary (0.9%):
Prada SpA	70,100	630

Japan (11.9%):
Consumer Discretionary (2.4%):
Fuji Heavy Industries Ltd.	8,000	108
Nissan Motor Co. Ltd.	100,100	1,023
Suzuki Motor Corp.	19,500	510
		1,641

See notes to schedules of investments.

Security Description	Shares	Fair Value(a)
Consumer Staples (0.7%):
Lawson, Inc.	6,777	$491

Financials (3.0%):
Daito Trust Construction Co. Ltd.	7,300	720
Mizuho Financial Group, Inc.	457,900	916
ORIX Corp.	4,240	452
		2,088
Industrials (5.5%):
Hitachi Ltd.	325,000	1,925
ITOCHU Corp.	73,900	835
JGC Corp.	12,000	340
Komatsu Ltd.	21,900	582
Sojitz Corp.	68,900	103
		3,785
Materials (0.3%):
Daido Steel Co. Ltd.	23,000	103
JFE Holdings, Inc.	5,400	115
		218
		8,223
Jersey (1.5%):
Energy (1.5%):
Petrofac Ltd.	40,639	1,056

Mexico (0.5%):
Financials (0.5%):
Grupo Financiero Santander Mexico SAB de CV, Class B, Sponsored ADR (b)	24,167	376

Netherlands (1.9%):
Financials (1.1%):
ING Groep NV (b)	71,020	718

Materials (0.8%):
LyondellBasell Industries NV, Class A	9,114	578
		1,296
Norway (0.6%):
Energy (0.6%):
Fred. Olsen Energy ASA	8,849	423

Republic of Korea (South) (1.1%):
Information Technology (1.1%):
Samsung Electronics Co. Ltd.	573	762

Russian Federation (0.4%):
Financials (0.4%):
Sberbank of Russia, Sponsored ADR	17,395	256

Singapore (2.2%):
Financials (2.2%):
DBS Group Holdings Ltd.	128,000	1,550

Sweden (7.5%):
Consumer Discretionary (1.0%):
Electrolux AB, Series B	25,079	663

Financials (3.0%):
Skandinaviska Enskilda Banken AB, Class A	37,313	375
Svenska Handelsbanken AB, A Shares	27,330	1,116
Swedbank AB, A Shares	25,797	607
		2,098
Industrials (1.3%):
Atlas Copco AB, A Shares	18,605	531

See notes to schedules of investments.

Security Description	Shares	Fair Value(a)
SKF AB, B Shares	13,645	$339
		870
Information Technology (0.9%):
Hexagon AB, B Shares	24,277	653

Materials (1.3%):
Svenska Cellulosa AB, B Shares	36,984	895
		5,179
Switzerland (2.8%):
Consumer Staples (1.9%):
Nestle SA	18,174	1,277

Financials (0.9%):
Partners Group Holding AG	2,690	632
		1,909
Thailand (2.1%):
Consumer Discretionary (1.3%):
CP ALL Public Co. Ltd. (b)	574,800	902

Financials (0.8%):
Kasikornbank Public Co. Ltd.	78,100	521
		1,423
United Kingdom (10.7%):
Consumer Discretionary (2.4%):
British Sky Broadcasting Group PLC	37,664	488
Compass Group PLC (b)	98,668	1,196
		1,684
Consumer Staples (0.8%):
Unilever PLC	12,835	523

Energy (1.5%):
Royal Dutch Shell PLC	29,655	1,052

Financials (2.7%):
Lloyds Banking Group PLC	707,192	577
Prudential PLC (b)	50,208	763
Standard Chartered PLC (b)	20,480	545
		1,885
Industrials (2.7%):
AMEC PLC (b)	59,700	1,024
Rolls-Royce Holdings PLC	56,336	845
		1,869
Materials (0.6%):
Antofagasta PLC (b)	20,817	377
		7,390
United States (2.0%):
Consumer Discretionary (2.0%):
Autoliv, Inc.	6,397	421

See notes to schedules of investments.

Security Description	Shares	Fair Value(a)
Expedia, Inc.	14,592	$952
		1,373
Total Common Stocks (Cost $52,755)		65,051

Exchange-Traded Funds (2.3%)
United States (2.3%):
WisdomTree Japan Hedged Equity Fund	40,384	1,609

Total Exchange-Traded Funds (Cost $1,379)		1,609

Cash Equivalents (2.9%)
United States (2.9%):
Citibank Money Market Deposit Account, 0.02% (b)	2,015,757	2,016

Total Cash Equivalents (Cost $2,016)		2,016

Total Investments (Cost $56,150) — 99.4%		68,676

Other assets in excess of liabilities — 0.6%		419

NET ASSETS — 100.0%		$69,095

(a)	All securities, except those traded on United States (including ADRs), Brazilian, Canadian and Russian exchanges, were fair valued at January 31, 2013.

(b)	Non-income producing security.

(c)	Rate periodically changes. Rate disclosed is the daily yield on 1/31/13.

ADR	American Depositary Receipt

PLC	Public Liability Co.

See notes to schedules of investments.

The Victory Portfolios	Schedule of Portfolio Investments
International Select Fund	January 31, 2013

(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Fair Value(a)
Common Stocks (92.3%)
Australia (5.7%):
Materials (5.7%):
BHP Billiton Ltd.	71,069	$2,798
Fortescue Metals Group Ltd.	232,654	1,135
		3,933
		3,933
Belgium (2.1%):
Financials (2.1%):
KBC Groep NV	36,220	1,430

Canada (3.4%):
Financials (1.4%):
Bank of Nova Scotia	16,685	982

Materials (2.0%):
Agrium, Inc.	11,995	1,361
		2,343
Cayman Islands (1.6%):
Information Technology (1.6%):
Tencent Holdings Ltd.	30,700	1,076

China (2.1%):
Financials (2.1%):
China Construction Bank Corp., Class H	1,658,000	1,432

Denmark (4.3%):
Health Care (4.3%):
Novo Nordisk A/S, Class B	16,132	2,973

Finland (2.3%):
Industrials (2.3%):
Kone Oyj, Class B	19,267	1,589

France (7.6%):
Consumer Discretionary (0.9%):
Valeo SA	12,042	649

Energy (2.2%):
Total SA	28,118	1,524

Financials (2.7%):
BNP Paribas SA	29,587	1,841

Industrials (1.8%):
Schneider Electric SA	15,997	1,219
		5,233
Germany (4.6%):
Financials (2.4%):
Allianz SE	11,297	1,616

Materials (2.2%):
BASF SE	14,916	1,512
		3,128
Hong Kong (6.0%):
Energy (1.7%):
CNOOC Ltd.	579,667	1,192

Financials (2.7%):
AIA Group Ltd.	459,000	1,827

Telecommunication Services (1.6%):
China Mobile Ltd.	100,000	1,094
		4,113

See notes to schedules of investments.

Security Description	Shares	Fair Value(a)
Indonesia (2.1%):
Financials (2.1%):
PT Bank Rakyat	1,795,500	$1,467

Ireland (Republic of) (2.1%):
Information Technology (2.1%):
Accenture PLC, Class A	19,796	1,423

Italy (1.7%):
Consumer Discretionary (1.7%):
Prada SpA	128,900	1,159

Japan (10.2%):
Consumer Discretionary (3.0%):
Nissan Motor Co. Ltd.	87,500	895
Suzuki Motor Corp.	43,000	1,124
		2,019
Consumer Staples (1.2%):
Lawson, Inc.	11,500	834

Financials (2.5%):
Daito Trust Construction Co. Ltd.	9,200	907
ORIX Corp.	7,470	798
		1,705
Industrials (3.5%):
Hitachi Ltd.	408,000	2,416
		6,974
Jersey (1.9%):
Energy (1.9%):
Petrofac Ltd.	50,440	1,311

Mexico (1.3%):
Financials (1.3%):
Grupo Financiero Santander Mexico SAB de CV, Class B, Sponsored ADR (b)	56,692	882

Netherlands (2.9%):
Financials (1.5%):
ING Groep NV (b)	102,264	1,034

Materials (1.4%):
LyondellBasell Industries NV, Class A	15,453	980
		2,014
Republic of Korea (South) (1.5%):
Information Technology (1.5%):
Samsung Electronics Co. Ltd.	775	1,030

Singapore (2.4%):
Financials (2.4%):
DBS Group Holdings Ltd.	138,000	1,671

Sweden (8.9%):
Consumer Discretionary (1.8%):
Electrolux AB, Series B	46,593	1,232

Financials (2.1%):
Svenska Handelsbanken AB, A Shares	35,986	1,469

Industrials (1.2%):
Atlas Copco AB, A Shares	28,607	817

Information Technology (1.6%):
Hexagon AB, B Shares	40,312	1,084

Materials (2.2%):
Svenska Cellulosa AB, B Shares	62,815	1,521
		6,123

See notes to schedules of investments.

Security Description	Shares	Fair Value(a)
Switzerland (3.0%):
Consumer Staples (1.7%):
Nestle SA	17,070	$1,199

Financials (1.3%):
Partners Group Holding AG	3,672	863
		2,062
Thailand (2.0%):
Consumer Discretionary (2.0%):
CP ALL Public Co. Ltd. (b)	888,800	1,394

United Kingdom (11.5%):
Consumer Discretionary (2.4%):
Compass Group PLC	132,516	1,606

Financials (4.3%):
Lloyds Banking Group PLC	1,576,701	1,287
Prudential PLC	67,130	1,020
Standard Chartered PLC	25,021	666
		2,973
Industrials (3.8%):
AMEC PLC	92,134	1,581
Rolls-Royce Holdings PLC	69,070	1,036
		2,617
Materials (1.0%):
Antofagasta PLC	38,756	702
		7,898
United States (1.1%):
Consumer Discretionary (1.1%):
Expedia, Inc.	11,616	758

Total Common Stocks (Cost $52,301)		63,416

Exchange-Traded Funds (3.5%)
United States (3.5%):
WisdomTree Japan Hedged Equity Fund	60,261	2,401

Total Exchange-Traded Funds (Cost $2,060)		2,401

Cash Equivalents (3.2%)
United States (3.2%):
Citibank Money Market Deposit Account, 0.02% (c)	2,229,975	2,230

Total Cash Equivalents (Cost $2,230)		2,230

Total Investments (Cost $56,591) — 99.0%		68,047

Other assets in excess of liabilities — 1.0%		684

NET ASSETS — 100.0%		$68,731

(a)	All securities, except those traded on United States (including ADRs), Canadian and Irish exchanges, were fair valued at January 31, 2013.

(b)	Non-income producing security.

(c)	Rate periodically changes. Rate disclosed is the daily yield on 1/31/13.

PLC	Public Liability Co.

See notes to schedules of investments.

The Victory Portfolios	Schedule of Portfolio Investments
Investment Grade Convertible Fund	January 31, 2013

(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Convertible Corporate Bonds (74.9%)
Consumer Discretionary (7.9%):
Ford Motor Co., Convertible Subordinated Notes, 4.25%, 11/15/16	$120	$192
International Game Technology, Convertible Subordinated Notes, 3.25%, 5/1/14	304	320
Interpublic Group of Cos., Inc., Convertible Subordinated Notes, 4.75%, 3/15/23, Callable 3/15/13 @ 100	127	134
Priceline.com, Inc., Convertible Subordinated Notes
1.25%, 3/15/15 (a)	157	357
1.00%, 3/15/18 (a)	394	435
		1,438
Consumer Staples (3.2%):
Archer Daniels, Convertible Subordinated Notes, 0.88%, 2/15/14	255	256
Molson Coors Brewing Co., Convertible Subordinated Notes, 2.50%, 7/30/13	184	187
Tyson Foods, Inc., Convertible Subordinated Notes, 3.25%, 10/15/13	102	136
		579
Energy (1.7%):
Pioneer Natural Resources Co., Convertible Subordinated Notes, 2.88%, 1/15/38, Callable 1/15/13 @ 100 (b)	160	321

Financials (11.8%):
Affiliated Managers Group, Inc., Convertible Subordinated Notes, 3.95%, 8/15/38 (b)	370	439
Ares Capital Corp., Convertible Subordinated Notes, 5.13%, 6/1/16	54	57
Boston Properties LP, Convertible Subordinated Notes, 3.63%, 2/15/14 (a)	238	249
Health Care REIT, Inc., Convertible Subordinated Notes, 3.00%, 12/1/29, Callable 12/1/14 @ 100 (b)	114	141
Janus Capital Group, Inc., Convertible Subordinated Notes, 3.25%, 7/15/14	209	220
Jefferies Group, Inc., Convertible Subordinated Notes, 3.88%, 11/1/29, Callable 11/1/17 @ 100	424	426
ProLogis, Inc., Convertible Subordinated Notes, 3.25%, 3/15/15	265	311
Rayonier TRS Holdings, Inc., Convertible Subordinated Notes
4.50%, 8/15/15 (a)	150	245
4.50%, 8/15/15	40	65
		2,153
Health Care (14.9%):
Alza Corp., Convertible Subordinated Notes, 0.00%, 7/28/20 (c)	445	450
Amgen, Inc., Convertible Subordinated Notes, 0.38%, 2/1/13	501	556
Gilead Sciences, Inc., Convertible Subordinated Notes, Series D, 1.63%, 5/1/16	502	900
Teva Pharmaceutical Finance LLC, Convertible Subordinated Notes, Series C, 0.25%, 2/1/26 (b)	343	352
WellPoint, Inc., Convertible Subordinated Notes, 2.75%, 10/15/42 (a)	416	455
		2,713
Industrials (9.3%):
Airtran Holdings, Inc., Convertible Subordinated Notes, 5.25%, 11/1/16	271	364
Danaher Corp., Convertible Subordinated Notes, 0.00%, 1/22/21 (c)	244	425
Fluor Corp., Convertible Subordinated Notes, 1.50%, 2/15/24 (b)	162	381
Roper Industries, Inc., Convertible Subordinated Notes, 0.00%, 1/15/34 (b)	118	174
Textron, Inc., Convertible Subordinated Notes, 4.50%, 5/1/13	160	351
		1,695
Information Technology (18.3%):
EMC Corp., Convertible Subordinated Notes, 1.75%, 12/1/13	520	804
Intel Corp., Convertible Subordinated Notes, 3.25%, 8/1/39	735	882
Lam Research Corp., Convertible Subordinated Notes, 1.25%, 5/15/18	420	436

See notes to schedules of investments.

Security Description	Shares or Principal Amount	Value
Micron Technology, Inc., Convertible Subordinated Notes, Series D, 3.13%, 5/1/32, Callable 5/4/21 @ 100 (a)	$103	$112
NetApp, Inc., Convertible Subordinated Notes, 1.75%, 6/1/13	160	186
Novellus Systems, Inc., Convertible Subordinated Notes, 2.63%, 5/15/41	80	111
Nuance Communications, Inc., Convertible Subordinated Notes, 2.75%, 11/1/31, Callable 11/6/17 @ 100 (d)	161	180
Symantec Corp., Convertible Subordinated Notes, Series B, 1.00%, 6/15/13	260	301
Xilinx, Inc., Convertible Subordinated Notes
2.63%, 6/15/17	157	217
3.13%, 3/15/37	82	107
		3,336
Materials (6.5%):
Alcoa, Inc., Convertible Subordinated Notes, 5.25%, 3/15/14	287	411
Allegheny Technologies, Inc., Convertible Subordinated Notes, 4.25%, 6/1/14	223	243
Newmont Mining Corp., Convertible Subordinated Notes, 1.63%, 7/15/17	342	417
Owens-Brockway Glass Container, Inc., Convertible Subordinated Notes, 3.00%, 6/1/15 (a)	110	110
		1,181
Utilities (1.3%):
Dominion Resources, Inc., Convertible Subordinated Notes, Series C, 2.13%, 12/15/23 (e)	154	245

Total Convertible Corporate Bonds (Cost $12,775)		13,661

Convertible Preferred Stocks (22.1%)
Energy (3.1%):
Apache Corp., 6.00%, Series D	5,990	284
NextEra Energy, Inc., 7.00%	3,315	182
PPL Corp., 9.50%	1,856	100
		566
Financials (14.7%):
Aspen Insurance Holdings Ltd., 5.63%, Series AHL	4,910	302
Bank of America Corp. 7.25%, Series L	316	375
MetLife, Inc., 5.00%	14,556	710
New York Community Capital Trust V, 6.00%	8,100	399
Wells Fargo & Co., 7.50%, Series L, Class A	689	883
		2,669
Industrials (4.0%):
Stanley Black & Decker I, Inc., 4.75%	2,392	295
United Technologies Corp., 7.50%	7,699	438
		733
Utilities (0.3%):
NextEra Energy, Inc., 5.89%	1,125	58

See notes to schedules of investments.

Security Description	Shares	Value
Total Convertible Preferred Stocks (Cost $3,776)		4,026

Investment Companies (2.7%)
Federated Treasury Obligations Fund, Institutional Shares, 0.01% (f)	489,939	$490

Total Investment Companies (Cost $490)		490

Total Investments (Cost $17,041) — 99.7%		18,177

Other assets in excess of liabilities — 0.3%		61

NET ASSETS — 100.0%		$18,238

(a)

Rule 144A security or other security which is restricted as to resale to institutional investors. The Fund’s Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees.

(b)	Continuously callable with 30 days notice.

(c)	Continuously callable with 15 days notice.

(d)	Continuously callable with 25 days notice.

(e)	Continuously callable with 20 days notice.

(f)	Rate disclosed is the daily yield on 1/31/13.

LLC	Limited Liability Co.

LP	Limited Partnership

REIT	Real Estate Investment Trust

See notes to schedules of investments.

The Victory Portfolios	Schedule of Portfolio Investments
Large Cap Growth Fund	January 31, 2013

(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Common Stocks (97.2%)
Consumer Discretionary (19.7%):
Amazon.com, Inc.	27,575	$7,321
Canadian Pacific Railway Ltd.	22,250	2,571
Chipotle Mexican Grill, Inc. (a)	12,000	3,684
Lululemon Athletica, Inc. (a)	44,600	3,077
Priceline.com, Inc. (a)	9,000	6,169
Starbucks Corp.	99,600	5,590
Tractor Supply Co.	46,000	4,769
		33,181
Energy (7.2%):
Cameron International Corp. (a)	98,175	6,215
Schlumberger Ltd.	76,100	5,940
		12,155
Financials (3.1%):
Affiliated Managers Group, Inc.	35,975	5,178

Health Care (18.8%):
Alexion Pharmaceuticals, Inc.	69,500	6,532
Allergan, Inc.	49,625	5,211
Biogen Idec, Inc. (a)	28,400	4,433
Catamaran Corp. (a)	65,325	3,390
Celgene Corp. (a)	8,275	819
Cerner Corp. (a)	60,300	4,978
Perrigo Co.	37,425	3,762
Vertex Pharmaceuticals, Inc. (a)	55,975	2,506
		31,631
Industrials (7.6%):
Caterpillar, Inc.	46,675	4,592
Fastenal Co.	93,900	4,665
J.B. Hunt Transport Services, Inc.	51,375	3,456
		12,713
Communications Equipment (4.0%):
Palo Alto Networks, Inc. (a)	6,175	342
QUALCOMM, Inc.	96,650	6,382
		6,724
Computers & Peripherals (8.3%):
Apple, Inc.	20,625	9,391
EMC Corp. (a)	188,925	4,649
		14,040
Internet Software & Services (8.2%):
eBay, Inc. (a)	137,100	7,668
Google, Inc., Class A (a)	4,625	3,495
LinkedIn Corp., Class A (a)	20,550	2,544
		13,707
IT Services (10.7%):
Cognizant Technology Solutions Corp., Class A (a)	78,325	6,123
Teradata Corp. (a)	66,300	4,420
Visa, Inc., Class A	47,000	7,422
		17,965
Software (5.1%):
Citrix Systems, Inc. (a)	92,600	6,775
Red Hat, Inc. (a)	23,100	1,283
VirnetX Holding Corp. (a)	16,825	587
		8,645

See notes to schedules of investments.

Security Description	Shares	Value
Materials (4.5%):
Monsanto Co.	73,750	$7,475

Total Common Stocks (Cost $117,009)		163,414

Investment Companies (3.3%)
Federated Treasury Obligations Fund, Institutional Shares, 0.01% (b)	5,549,367	5,549

Total Investment Companies (Cost $5,549)		5,549

Total Investments (Cost $122,558) — 100.5%		168,963

Liabilities in excess of other assets — (0.5)%		(867)

NET ASSETS — 100.0%		$168,096

(a)	Non-income producing security.

(b)	Rate disclosed is the daily yield on 1/31/13.

See notes to schedules of investments.

The Victory Portfolios	Schedule of Portfolio Investments
National Municipal Bond Fund	January 31, 2013

(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Municipal Bonds (96.0%)
Alabama (1.3%):
Jacksonville State University Revenue, 4.00%, 12/1/15, Insured by Assured Guaranty	$450	$486
Phenix City Alabama Public Building Authority Revenue, Municipal Projects, Series A, 3.00%, 4/1/18, AGM	50	53
Shelby County Board of Education Revenue, Prerefunded-Capital Outlay School Warrants, 4.00%, 2/1/17, Assured Guaranty, EMT	565	639
Shelby County Board of Education Revenue, Unrefunded-Capital Outlay School Warrants, 4.00%, 2/1/17, Assured Guaranty	440	487
		1,665
Alaska (2.1%):
Alaska Industrial Development & Export Authority Revenue, Greater Fairbanks
4.50%, Series A, 4/1/15, AGM	2,000	2,139
5.13%, Series A, 4/1/19, AGM	500	597
		2,736
Arizona (2.1%):
Maricopa County Elementary School District Number 38, Madison Elementary School Improvements Project 2009
3.00%, Series B, GO, 7/1/20, AGM	250	265
4.00%, Series B, GO, 7/1/20, AGM	250	282
Maricopa County High School District Number 210, Phoenix School Improvements, Series A, GO, 2.00%, 7/1/18	1,000	1,044
Maricopa County Unified School District Number 89, Dysart School Improvements Project 2002, Series B, GO, 5.00%, 7/1/23, Callable 7/1/14 @ 100, AGM	500	533
Maricopa County Unified School District Number 95, Queen Creek School Improvements Project 2010, Series B, GO, 3.00%, 7/1/18, AGM	630	658
		2,782
California (5.0%):
Beaumont Unified School District, Series C, GO, 5.25%, 8/1/31, Callable 8/1/21 @ 100, AGM	1,000	1,163
Cabrillo Community College District, GO, 5.25%, 8/1/17, Callable 8/1/14 @ 100, NATL-RE	1,000	1,073
Central Union High School District Imperial County, GO, 3.00%, 8/1/18, AGM	645	674
Denair Unified School District, Election 2007, GO, 5.25%, 8/1/41, AGM (a)	270	304
Galt Joint Union High School District, GO, 3.13%, 8/1/31, Callable 8/1/22 @ 100, AGM	1,000	941
Gold Oak Unified School District
5.38%, Series A, GO, 8/1/28, Callable 8/1/19 @ 100, Insured by Assured Guaranty	255	295
5.60%, Series A, GO, 8/1/33, Callable 8/1/19 @ 100, Insured by Assured Guaranty	590	688
Los Angeles CA, Series A, GO, 5.00%, 9/1/19, Prerefunded 9/1/14 @ 100, NATL-RE	100	108
New Haven Unified School District, GO, 4.00%, 8/1/30, Callable 8/1/22 @ 100, AGM	75	78
University of California Revenue, Series F, 4.75%, 5/15/22, Callable 5/15/13 @ 101, AGM	1,250	1,276
		6,600
Colorado (0.7%):
Colorado Health Facilities Authority Revenue, Hospital NCMC, Inc. Project, Series B, 5.50%, 5/15/30, Callable 5/15/19 @ 100, AGM	350	394
State Springs Hospital Revenue, 4.00%, 12/15/15, AGM	500	549
		943

See notes to schedules of investments.

Security Description	Principal Amount	Value
Connecticut (1.7%):
Connecticut State, Series C, GO, 5.00%, 6/1/18, Callable 6/1/16 @ 100, AGM	$2,000	$2,280

Florida (13.5%):
Florida State Board of Education, Series A, GO, 5.00%, 6/1/20	10,000	12,436
Miami-Dade County Water & Sewer Revenue, Series B, 5.25%, 10/1/20, AGM	1,050	1,294
Palm Beach County Health Facilities Authority Revenue, Bethesda Healthcare System, Inc. Project, Series A, 3.75%, 7/1/17, AGM	1,550	1,706
Saint Augustine Florida Water & Sewer Revenue, 4.00%, 10/1/14, AGM	1,415	1,498
Tampa Health System Revenue, Baycare Health System, Inc., Series A, 4.00%, 11/15/33, Callable 5/15/22 @ 100	1,000	1,030
		17,964
Georgia (5.5%):
Atlanta Georgia Airport Revenue, Series G, 5.00%, 1/1/20, Callable 1/1/15 @ 100, AGM	2,500	2,686
Atlanta Georgia Water & Wastewater Revenue, 5.00%, 11/1/16, Callable 11/1/14 @ 100, AGM	1,500	1,614
Habersham County School District, GO, 5.00%, 4/1/21, Callable 4/1/16 @ 100, NATL-RE/State Aid Withholding	2,655	2,988
		7,288
Illinois (0.4%):
Kane County Community Unit School District Number 101 Batavia, School Building, GO, 5.50%, 1/1/19, AGM (a)	500	561

Indiana (8.9%):
Brownsburg 1999 School Building Corp. Revenue, First Mortgage, Series B, 5.00%, 1/15/19, AGM/State Aid Withholding (a)	1,000	1,104
Carlisle-Sullivan School Building Corp. Revenue, First Mortgage, 4.50%, 1/15/17, AGM/State Aid Withholding	250	285
East Allen Indiana Multi-School Building Corp. Revenue, First Mortgage
3.00%, Series A, 7/15/26, State Aid Withholding (a)	1,405	1,383
3.50%, Series B, 1/15/32, State Aid Withholding (a)	970	960
Franklin Township Indiana Multi-School Building Corp. Revenue, First Mortgage, Series A, 4.00%, 1/15/37, State Aid Withholding (a)	1,000	1,044
Franklin Township Multi-School Building Corp. Revenue, First Mortgage, 4.00%, 1/10/19, State Aid Withholding	1,000	1,133
Hammond Multi-School Building Corp. Revenue, First Mortgage, Series A, 3.13%, 1/15/27, Callable 1/15/23 @ 100, State Aid Withholding	1,245	1,229
Indianapolis Local Public Improvement Bond Bank Revenue, Water Works Project, Series A, 5.50%, 1/1/38, Callable 1/1/19 @ 100, Insured by Assured Guaranty	1,500	1,703
MSD Warren Township Vision 2005 School Building Corp. Revenue, First Mortgage, 5.00%, 7/10/20, Callable 1/10/15 @ 100, NATL-RE/FGIC/State Aid Withholding	2,000	2,163
Perry Township Multi-School Building Corp. Revenue, First Mortgage
3.00%, 1/10/19, State Aid Withholding	500	538
4.00%, 7/10/19, State Aid Withholding	250	285
		11,827
Kansas (0.4%):
Wichita Hospital Revenue, VIA Christi Health System, Inc., 4.00%, 11/15/18	500	568

Maryland (4.6%):
Baltimore County Maryland, GO, 5.00%, 2/1/19	5,000	6,145

Massachusetts (0.2%):
Massachusetts State School Building Authority Sales Tax Revenue, Series A, 5.00%, 8/15/22, Prerefunded 8/15/15 @ 100, AGM	250	279

See notes to schedules of investments.

Security Description	Principal Amount	Value
Michigan (1.5%):
Comstock Park Public Schools, School Building & Site, Series B, GO, 5.00%, 5/1/30, Q-SBLF (a)	$200	$227
Fraser Public School District, School Building & Site, Series A, GO, 5.50%, 5/1/41, Callable 5/1/21 @ 100, Q-SBLF	1,250	1,422
Grand Rapids Michigan Sanitation Sewer System Revenue, 4.00%, 1/1/42 (a)	350	361
		2,010
Minnesota (2.2%):
Minnesota Agricultural & Economic Development Board Revenue, Essentia Health, Series C-1, 5.50%, 2/15/25, Callable 2/15/20 @ 100, Insured by Assured Guaranty	555	655
Minnesota Revenue, 4.00%, 6/1/16, Insured by Assured Guaranty	325	361
Prior Lake Independent School District Number 719, School Building, Series B, GO, 5.00%, 2/1/20, AGM/Student Credit Program (a)	800	866
Rockford Minnesota Independent School District Number 883, School Building, Series A, GO, 3.00%, 2/1/29, Callable 2/1/22 @ 100, Student Credit Program	1,000	1,008
		2,890
Missouri (1.2%):
Cass County Missouri Reorganized School District Number R-2 Raymore Peculiar, GO, 5.00%, 3/1/19, State Aid Withholding (a)	1,400	1,573

Montana (0.4%):
Montana State Board of Regents Higher Education Revenue, Series N, 3.13%, 11/15/34, Callable 11/15/22 @ 100	515	511

Nevada (1.4%):
Reno Hospital Revenue, Renown Regional Medical Center, Inc., Series C, 5.00%, 6/1/16, AGM	1,675	1,867

New Jersey (1.1%):
New Jersey Transportation Trust Fund Authority Revenue, Series A, 5.50%, 12/15/38, Callable 12/15/18 @ 100, Insured by Assured Guaranty	1,300	1,507

New York (4.9%):
Beekmantown Central School District, GO, 2.00%, 6/15/19, AGM/State Aid Withholding	535	541
Johnson City Central School District, GO, 3.00%, 6/15/32, AGM/State Aid Withholding (a)	350	338
New York, Sub-Series A-1, GO, 5.00%, 10/1/17	1,500	1,779
Niagara Falls Bridge Commission Revenue, Series A, 4.00%, 10/1/19, Insured by Assured Guaranty	900	991
State Dormitory Authority Revenues, Personal Income Tax
3.25%, Series B, 2/15/17	1,335	1,465
5.00%, Series F, 3/15/18, Callable 3/15/15 @ 100, AGM	1,250	1,369
		6,483
North Carolina (1.0%):
Wake County North Carolina, Series C, GO, 5.00%, 3/1/21	1,000	1,267

Ohio (3.5%):
Columbus Ohio, Series B, GO, 3.00%, 7/1/19	2,800	3,110
Miami University, 3.25%, 9/1/34 (a)	250	242
Ohio State University Revenue, General Receipts Special Purpose, Series A, 3.50%, 6/1/38 (a)	225	219
Ohio State, Common Schools, Series C, GO, 5.00%, 6/15/25 (a)	1,000	1,096
		4,667
Oregon (0.4%):
Deschutes & Jefferson Counties School District, GO, 3.00%, 6/15/32, Callable 6/15/23 @ 100, School Building Guaranty	500	489

See notes to schedules of investments.

Security Description	Principal Amount	Value
Pennsylvania (4.7%):
Easton Area School District, GO, 5.20%, 4/1/28, Callable 4/1/18 @ 100, AGM/State Aid Withholding	$500	$576
Elizabeth Township Sanitation Authority Revenue, 6.30%, 12/15/38, Callable 6/15/14 @ 100, AGM	500	540
Montgomery County Higher Education & Health Authority Revenue Health Systems, Catholic Health East, Series C, 5.50%, 11/15/24, Callable 11/15/14 @ 100	1,000	1,092
Saint Mary Hospital Authority Health Systems Revenue, Catholic Health East
5.38%, Series B, 11/15/34, Callable 11/15/14 @ 100	1,000	1,088
5.50%, Series B, 11/15/24, Callable 11/15/14 @ 100	100	109
West Chester Area School District, Series A, GO, 5.00%, 5/15/20, Callable 11/15/15 @ 100, AGM/State Aid Withholding	2,500	2,814
		6,219
Texas (19.8%):
Clear Creek Independent School District, Series A, GO, 5.00%, 2/15/21, PSF-GTD	1,000	1,251
Cypress-Fairbanks Independent School District
5.00%, GO, 2/15/18, PSF-GTD	2,500	3,002
5.00%, GO, 2/15/21, PSF-GTD	1,910	2,405
Denver City Independent School District, GO, 2.00%, 2/15/16, PSF-GTD	580	583
El Paso Independent School District, GO, 5.00%, 8/15/19, Callable 8/15/15 @ 100, PSF-GTD	1,000	1,111
Forney Independent School District, School Building, Series A, GO, 6.00%, 8/15/37, Callable 8/15/18 @ 100, PSF-GTD	850	1,033
Frisco Independent School District, School Building, Series A, GO, 6.00%, 8/15/38, Callable 8/15/18 @ 100, PSF-GTD	1,500	1,836
Garland Independent School District
5.00%, GO, 2/15/24, PSF-GTD (a)	60	66
5.00%, GO, 2/15/24, PSF-GTD (a)	40	43
3.00%, Series A, GO, 2/15/20, PSF-GTD (a)	550	555
Grand Prairie Independent School District
4.00%, GO, 2/15/20, PSF-GTD	1,275	1,498
5.00%, GO, 2/15/21, PSF-GTD	1,285	1,618
Humble Independent School District, Series B, GO, 5.00%, 2/15/19, PSF-GTD	1,275	1,558
Humble Independent School District, School Building, Series A, GO, 3.00%, 2/15/19, PSF-GTD	765	844
Klein Texas Independent School District, GO, 5.00%, 8/1/23, NATL-RE/FGIC (a)	2,800	3,097
Laredo Community College District Revenue, 5.00%, 8/1/30, Callable 8/1/20 @ 100, AGM	725	822
Plano Independent School District, GO, 5.00%, 2/15/20, PSF-GTD	3,055	3,798
Spring Independent School District, GO, 3.00%, 8/15/19, PSF-GTD	1,000	1,106
		26,226
Washington (7.5%):
King County, GO, 5.00%, 1/1/19, Callable 1/1/25 @ 100, NATL-RE/FGIC	500	544
King County School District Number 403 Renton, GO, 5.00%, 12/1/20, Callable 12/1/13 @ 100, AGM/School Building Guaranty	3,345	3,478
Snohomish County School District Number 15 Edmonds, GO, 5.00%, 12/1/19, Callable 6/1/16 @ 100, NATL-RE/FGIC/School Building Guaranty	2,000	2,293
Washington State
5.00%, Series A, GO, 7/1/25, AGM (a)	125	139
5.00%, Series D, GO, 1/1/29, Prerefunded 1/1/15 @ 100, AGM	285	310
5.00%, Series E, GO, 1/1/28, Prerefunded 1/1/15 @ 100, NATL-RE	230	250

See notes to schedules of investments.

Security Description	Shares or Principal Amount	Value
Washington State, Motor Vehicle Tax-Senior 520 Corridor Program, Series C, GO, 5.00%, 6/1/19	$2,395	$2,939
		9,953
Total Municipal Bonds (Cost $119,258)		127,300

Investment Companies (3.1%)
Federated Tax-Free Obligations Fund, Institutional Shares, 0.01% (b)	4,166,142	4,166

Total Investment Companies (Cost $4,166)		4,166

Total Investments (Cost $123,424) — 99.1%		131,466

Other assets in excess of liabilities — 0.9%		1,252

NET ASSETS — 100.0%		$132,718

(a)	Continuously callable with 30 days notice.

(b)	Rate disclosed is the daily yield on 1/31/13.

AGM	Insured by Assured Guaranty Municipal Corporation

EMT	Escrowed to Maturity

FGIC	Insured by Financial Guaranty Insurance Company

GO	General Obligation

NATL-RE	Insured by National Reinsurance Corporation

PSF-GTD	Permanent School Fund Guaranteed

Q-SBLF	Qualified-School Bond Loan Fund

See notes to schedules of investments.

The Victory Portfolios	Schedule of Portfolio Investments
Ohio Municipal Bond Fund	January 31, 2013

(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Municipal Bonds (95.4%)
General Obligations (52.6%):
County, City & Special District (18.7%):
Cincinnati
2.00%, Series D, 12/1/13	$1,120	$1,136
3.00%, Series A, 12/1/17	105	115
Columbus, Series A, 5.00%, 6/1/19	4,000	4,931
Greene County, 4.50%, 12/1/35, Callable 12/1/20 @ 100	560	623
Mahoning County, 5.50%, 12/1/23, Callable 12/1/18 @ 100, AGM	1,085	1,310
Portage County, 5.25%, 12/1/24, Callable 12/1/14 @ 100, AMBAC	760	822
Strongsville, 4.00%, 12/1/19	500	583
Summit County
5.50%, Series R, 12/1/13, FGIC	250	261
5.50%, Series R, 12/1/16, FGIC	535	630
5.50%, Series R, 12/1/17, FGIC	930	1,130
5.50%, Series R, 12/1/18, FGIC	1,095	1,361
Vandalia, 5.25%, 12/1/21, Callable 12/1/14 @ 100, AMBAC	1,305	1,413
Warren County Special Assessment, 6.55%, 12/1/14	205	216
		14,531
Hospitals, Nursing Homes & Health Care (1.5%):
Lucas County Hospital Revenue, Promedica Health Care, Series D, 5.00%, 11/15/29, Callable 11/15/21 @ 100	1,000	1,142
Public Improvements (6.3%):
Richland County, Correctional Facilities Improvement
5.00%, 12/1/16, Insured by Assured Guaranty	185	212
5.88%, 12/1/24, Callable 12/1/18 @ 100, Insured by Assured Guaranty	350	413
6.13%, 12/1/38, Callable 12/1/18 @ 100, Insured by Assured Guaranty	500	571
State Natural Resources, Series L, 5.00%, 10/1/16	2,840	3,282
Toledo, 5.13%, 12/1/21, Callable 12/1/18 @ 100, Insured by Assured Guaranty	400	464
		4,942
Schools & Educational Services (25.1%):
Ashtabula City School District, School Improvement, 3.00%, 12/1/20, Student Credit Program	1,000	1,065
Chillicothe City School District
5.00%, 12/1/17, Callable 12/1/14 @ 100, FGIC	1,145	1,243
5.00%, 12/1/19, Callable 12/1/14 @ 100, FGIC	1,245	1,352
5.25%, 12/1/23, Callable 12/1/14 @ 100, FGIC	1,580	1,723
5.25%, 12/1/26, Callable 12/1/14 @ 100, FGIC	840	916
Cleveland Municipal School District, 5.25%, 12/1/17, AGM/Student Credit Program (a)	1,395	1,484
Columbus City School District, School Facilities Construction & Improvement, 5.00%, 12/1/22, AGM (a)	500	572
Elida Local School District, School Facilities & Construction
3.50%, 12/1/15, AGM	955	1,026
4.75% (b), 12/1/21, AGM	1,455	1,193
4.95% (b), 12/1/23, AGM	1,455	1,096
Fairfield City School District, 7.45%, 12/1/14, FGIC	400	434
Hamilton City School District Improvements, Series A, 6.15%, 12/1/16, State Aid Withholding	600	721
Lima City School District, 6.00%, 12/1/22, AMBAC (a)	30	30
Madeira City School District, 5.25%, 12/1/20, Callable 12/1/14 @ 100, MBIA	1,150	1,254
Maumee City School District, School Facilities Construction & Improvement, 5.00%, 12/1/18, Callable 12/1/13 @ 100, AGM	500	517
Milford Exempt Village School District, School Improvement, 5.50%, 12/1/30, AGM	325	414
Ohio Schools, Series C, 5.00%, 9/15/19	1,500	1,845

See notes to schedules of investments.

Security Description	Principal Amount	Value
Sheffield-Sheffield Lake City School District, School Improvement, 4.50%, 12/1/41 (a)	$500	$532
Southwest Licking Local School District, 5.00%, 12/1/21, Callable 12/1/15 @ 100, AMBAC	1,000	1,073
Sylvania City School District, School Improvement, 4.00% (b), 12/1/17, Insured by Assured Guaranty	1,040	974
		19,464
Utilities (Sewers, Telephone, Electric) (1.0%):
Avon, Route 83 Sewer Improvements, 6.50%, 12/1/15	125	139
Greene County, Water Systems, 5.75%, 12/1/22, Callable 12/1/18 @ 100	500	630
		769
		40,848
Revenue Bonds (42.8%):
Hospitals, Nursing Homes & Health Care (11.7%):
Allen County, Hospital Facilities Revenue, Catholic Healthcare Partners
4.13%, Series B, 9/1/20	1,200	1,380
5.25%, Series B, 9/1/27, Callable 9/1/20 @ 100	2,500	2,890
Franklin County Hospital Revenue, Nationwide Children’s Hospital, Inc. Project, 4.75%, 11/1/29, Callable 11/1/19 @ 100	1,500	1,643
Franklin County Hospital Revenue, The Children’s Hospital Project, Series C, 5.00%, 5/1/16, Callable 5/1/15 @ 100, FGIC	1,335	1,450
Ross County, Hospital Facilities Revenue, Adena Health System, 5.75%, 12/1/35, Callable 12/1/18 @ 100, AGC-ICC	500	564
State Hospital Facility Revenue, Cleveland Clinic Health System, Series A, 5.00%, 1/1/32, Callable 1/1/21 @ 100	1,000	1,130
		9,057
Housing (4.4%):
State Housing Finance Agency, Capital Fund Revenue, Series A, 5.00%, 4/1/27, Callable 4/1/17 @ 100, AGM	3,000	3,372

Public Facilities (Convention, Sport, Public Buildings) (1.4%):
State Cultural & Sports Capital Facilities Revenue, Series A, 5.00%, 4/1/18, Callable 4/1/15 @ 100, AGM	1,000	1,095

Schools & Educational Services (24.3%):
Hamilton County, Student Housing Revenue, Stratford Heights Project, University of Cincinnati, 5.00%, 6/1/30, AGM (a)	1,260	1,428
Lorain County, Community College District General Receipts, 4.50%, 12/1/31, Ohio CCD Program (a)	1,000	1,101
Miami University
2.00%, 9/1/15	650	667
2.25%, 9/1/16	1,000	1,045
State Higher Educational Facility Commission Revenue, Dayton University Project
5.00%, 12/1/26, Callable 12/1/16 @ 100, BHAC-CR/AMBAC	500	562
5.00%, Series A, 12/1/15	600	665
State Higher Educational Facility Commission Revenue, John Carroll University Project
5.00%, 11/15/13	250	258
5.50%, 11/15/17, Callable 11/15/13 @ 100	420	432
5.50%, 11/15/18, Callable 11/15/13 @ 100	335	344
State Higher Educational Facility Revenue, College of Wooster Project, 5.00%, 9/1/16, Callable 9/1/15 @ 100	600	660
State University General Receipts
5.00%, 12/1/17, Callable 6/1/14 @ 100, NATL-RE	1,550	1,646
5.00%, Series A, 6/1/38 (a)	1,000	1,167
University of Akron General Receipts, Series A, 5.00%, 1/1/19, AGM	1,000	1,203
University of Toledo General Receipts Bonds
4.00%, 6/1/20	200	223
3.50%, Series A, 6/1/16	2,260	2,421
Westerville City School District Special Obligation, 3.00%, 12/1/16	750	804
Youngstown State University General Receipts

See notes to schedules of investments.

Security Description	Shares or Principal Amount	Value
4.00%, 12/15/15, Insured by Assured Guaranty	$1,165	$1,266
4.00%, 12/15/16, Insured by Assured Guaranty	500	555
4.13%, 12/15/17, Insured by Assured Guaranty	435	494
4.38%, 12/15/18, Insured by Assured Guaranty	685	795
5.00%, 12/15/23, Callable 6/15/19 @ 100, Insured by Assured Guaranty	1,000	1,142
		18,878
Utilities-Water (1.0%):
Hamilton Wastewater System Revenue
3.00%, 10/1/19, AGM	530	579
4.50%, 10/1/31, AGM (a)	200	215
		794
		33,196
Total Municipal Bonds (Cost $67,494)		74,044

Investment Companies (2.4%)
Federated Ohio Municipal Cash Trust, Institutional Shares, 0.02% (c)	1,839,249	1,839

Total Investment Companies (Cost $1,839)		1,839

Total Investments (Cost $69,333) — 97.8%		75,883

Other assets in excess of liabilities — 2.2%		1,714

NET ASSETS — 100.0%		$77,597

(a)	Continuously callable with 30 days notice.

(b)	Rate represents the effective yield at purchase.

(c)	Rate disclosed is the daily yield on 1/31/13.

AGC-ICC	Security guaranteed by Insured Custody Certificates, secondarily guaranteed by Assured Guaranty Corporation

AGM	Insured by Assured Guaranty Municipal Corporation

AMBAC	Insured by American Municipal Bond Assurance Corporation

BHAC-CR	Security guaranteed by Insured Custodial Receipts, secondarily guaranteed by Berkshire Hathaway Assurance Corporation

FGIC	Insured by Financial Guaranty Insurance Company

MBIA	Insured by Municipal Bond Insurance Association

NATL-RE	Insured by National Reinsurance Corporation

See notes to schedules of investments.

The Victory Portfolios	Schedule of Portfolio Investments
Small Company Opportunity Fund	January 31, 2013

(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Common Stocks (94.5%)
Consumer Discretionary (12.0%):
Brunswick Corp.	539,100	$19,494
Cato Corp., Class A	284,900	7,855
Drew Industries, Inc.	262,900	9,627
Group 1 Automotive, Inc.	195,100	13,216
Harman International Industries, Inc.	120,700	5,405
Helen of Troy Ltd. (a)	325,800	11,794
La-Z-Boy, Inc.	792,700	12,398
Oxford Industries, Inc.	167,243	8,258
Rent-A-Center, Inc.	451,300	16,102
Rush Enterprises, Inc., Class A (a)	804,300	19,030
Skechers USA, Inc., Class A (a)	322,800	6,133
Steiner Leisure Ltd. (a)	342,700	15,439
The Cheesecake Factory, Inc.	428,200	14,199
The Men’s Wearhouse, Inc.	350,200	10,629
		169,579
Consumer Staples (2.8%):
Harris Teeter Supermarkets, Inc.	347,400	14,414
Lancaster Colony Corp.	164,000	11,719
Snyders-Lance, Inc.	542,300	13,791
		39,924
Energy (4.6%):
Berry Petroleum Co., Class A	479,700	17,662
C&J Energy Services, Inc. (a)	540,400	12,381
Cloud Peak Energy, Inc. (a)	690,700	12,094
PetroQuest Energy, Inc. (a)	1,412,600	7,261
Superior Energy Services, Inc. (a)	606,400	15,142
		64,540
Financials (21.1%):
American Financial Group, Inc.	330,000	14,045
AMERISAFE, Inc. (a)	124,000	3,551
Arthur J. Gallagher & Co.	133,500	4,933
Brown & Brown, Inc.	674,100	18,430
Columbia Banking System, Inc.	723,600	14,617
Endurance Specialty Holdings Ltd.	291,500	12,511
First American Financial Corp.	176,300	4,212
Hanover Insurance Group, Inc.	223,800	9,301
Healthcare Realty Trust, Inc.	382,400	9,744
Highwoods Properties, Inc.	471,200	16,963
Home BancShares, Inc.	321,100	11,149
IBERIABANK Corp.	244,550	12,592
Independent Bank Corp.	446,700	13,843
Infinity Property & Casualty Corp.	246,000	14,630
LaSalle Hotel Properties	703,600	19,208
Old National Bancorp	1,064,800	14,226
PacWest Bancorp	644,300	17,705
Primerica, Inc.	229,517	7,546
Prosperity Bancshares, Inc.	403,400	18,197
PS Business Parks, Inc.	197,800	14,115
RLI Corp.	154,400	10,655
Selective Insurance Group, Inc.	781,875	16,036
StanCorp Financial Group, Inc.	284,600	11,068
Stifel Financial Corp. (a)	279,200	10,289
		299,566
Health Care (5.3%):
Charles River Laboratories International, Inc. (a)	351,100	14,508
CONMED Corp.	457,500	13,437
Haemonetics Corp. (a)	199,000	8,346
Merit Medical Systems, Inc. (a)	506,000	7,018

See notes to schedules of investments.

Security Description	Shares	Value
Owens & Minor, Inc.	423,400	$12,960
STERIS Corp.	509,500	19,223
		75,492
Industrials (23.5%):
American Science & Engineering, Inc.	102,000	6,893
Astec Industries, Inc.	381,300	13,468
Barnes Group, Inc.	590,000	14,101
Blount International, Inc.	653,700	11,146
Brady Corp., Class A	249,300	8,698
Carlisle Cos., Inc.	321,784	20,642
Celadon Group, Inc.	468,796	9,287
Commercial Vehicle Group, Inc. (a)	702,200	5,681
EMCOR Group, Inc.	731,100	26,561
Encore Wire Corp.	234,200	7,640
Esterline Technologies Corp. (a)	208,000	13,809
Forward Air Corp.	333,800	12,387
GATX Corp.	379,900	17,988
Granite Construction, Inc.	535,900	19,485
HNI Corp.	199,200	6,289
John Bean Technologies Corp.	377,700	7,059
Kennametal, Inc.	523,900	21,485
Kforce, Inc.	564,806	7,772
Korn/Ferry International (a)	575,000	9,879
Lincoln Electric Holdings, Inc.	223,000	12,026
LMI Aerospace, Inc. (a)	453,900	10,031
Mueller Industries, Inc.	214,500	11,446
Quanex Building Products Corp.	429,500	8,873
Simpson Manufacturing Co., Inc.	172,900	5,605
Tetra Tech, Inc. (a)	385,000	11,034
Titan Machinery, Inc. (a)	242,400	7,008
TriMas Corp. (a)	329,300	10,172
Viad Corp.	314,025	8,768
Woodward, Inc.	196,500	7,548
		332,781
Information Technology (15.2%):
Anixter International, Inc.	332,600	22,377
Arris Group, Inc. (a)	651,900	10,769
Benchmark Electronics, Inc. (a)	740,800	13,008
Diebold, Inc.	407,600	12,000
Fairchild Semiconductor International, Inc. (a)	1,277,971	18,876
Microsemi Corp. (a)	875,700	18,320
MKS Instruments, Inc.	722,251	20,079
MTS Systems Corp.	164,189	9,334
PTC, Inc. (a)	379,400	8,794
QLogic Corp. (a)	711,200	8,214
Rudolph Technologies, Inc. (a)	749,433	10,110
Sapient Corp. (a)	316,800	3,836
ScanSource, Inc. (a)	341,900	9,936
Synaptics, Inc. (a)	464,185	16,284
Tech Data Corp. (a)	239,700	12,203
Websense, Inc. (a)	720,900	10,547
West Pharmaceutical Services, Inc.	191,350	11,330
		216,017
Materials (7.6%):
A. Schulman, Inc.	450,700	14,490
H.B. Fuller Co.	378,100	14,776
Metals USA Holdings Corp.	486,300	8,744
Olin Corp.	649,764	15,113
Sensient Technologies Corp.	439,900	16,760
Silgan Holdings, Inc.	301,100	12,917
Texas Industries, Inc. (a)	178,000	10,118

See notes to schedules of investments.

Security Description	Shares	Value
Worthington Industries, Inc.	524,500	$14,413
		107,331
Utilities (2.4%):
ALLETE, Inc.	304,100	14,031
Northwest Natural Gas Co.	259,200	11,773
NorthWestern Corp.	201,800	7,465
		33,269
Total Common Stocks (Cost $1,104,024)		1,338,499

Exchange-Traded Funds (1.3%)
iShares Russell 2000 Value Index Fund	234,100	18,730

Total Exchange-Traded Funds (Cost $16,975)		18,730

Investment Companies (4.8%)
Federated Treasury Obligations Fund, Institutional Shares, 0.01% (b)	67,707,183	67,707

Total Investment Companies (Cost $67,707)		67,707

Total Investments (Cost $1,188,706) — 100.6%		1,424,936

Liabilities in excess of other assets — (0.6)%		(8,031)

NET ASSETS — 100.0%		$1,416,905

(a)	Non-income producing security.

(b)	Rate disclosed is the daily yield on 1/31/13.

See notes to schedules of investments.

The Victory Portfolios	Schedule of Portfolio Investments
Special Value Fund	January 31, 2013

(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Common Stocks (98.5%)
Consumer Discretionary (14.1%):
BorgWarner, Inc.	53,100	$3,939
Cinemark Holdings, Inc.	156,500	4,404
Dick’s Sporting Goods, Inc.	103,400	4,921
Discovery Communications, Inc., Class A (a)	75,800	5,259
Dunkin’ Brands Group, Inc.	152,800	5,579
International Game Technology	77,200	1,187
Lennar Corp., Class A	35,000	1,454
Limited Brands, Inc.	30,000	1,441
LKQ Corp. (a)	172,200	3,855
MGM Resorts International (a)	168,400	2,150
Nordstrom, Inc.	82,700	4,567
Penn National Gaming, Inc. (a)	27,300	1,328
		40,084
Consumer Staples (6.0%):
Church & Dwight Co., Inc.	74,700	4,317
Dr Pepper Snapple Group, Inc.	95,000	4,282
J.M. Smucker Co.	37,450	3,319
Mead Johnson Nutrition Co.	70,000	5,320
		17,238
Energy (8.4%):
Cameron International Corp. (a)	89,200	5,647
Concho Resources, Inc. (a)	66,000	6,021
Noble Corp.	113,000	4,576
Oceaneering International, Inc.	92,200	5,828
Range Resources Corp.	26,400	1,773
		23,845
Financials (17.6%):
Affiliated Managers Group, Inc.	36,600	5,268
Arch Capital Group Ltd. (a)	118,000	5,477
Brown & Brown, Inc.	170,200	4,653
Digital Realty Trust, Inc.	51,300	3,484
Essex Property Trust, Inc.	35,400	5,444
Fifth Third Bancorp	247,000	4,024
Lincoln National Corp.	195,000	5,651
SL Green Realty Corp.	65,050	5,229
SunTrust Banks, Inc.	159,300	4,519
TD AMERITRADE Holding Corp.	116,800	2,265
W.R. Berkley Corp.	100,500	4,137
		50,151
Health Care (10.6%):
AmerisourceBergen Corp.	124,500	5,649
Cerner Corp. (a)	56,900	4,697
Edwards Lifesciences Corp.	37,300	3,354
IDEXX Laboratories, Inc. (a)	30,800	2,932
Perrigo Co.	52,700	5,297
Teleflex, Inc.	38,900	2,918
The Cooper Cos., Inc.	52,050	5,275
		30,122
Industrials (15.0%):
AMETEK, Inc.	166,450	6,823
C.H. Robinson Worldwide, Inc.	48,700	3,221
Graco, Inc.	78,000	4,462
J.B. Hunt Transport Services, Inc.	55,700	3,747
Lear Corp.	87,000	4,263
Lincoln Electric Holdings, Inc.	101,600	5,479
MasTec, Inc. (a)	132,600	3,753
MSC Industrial Direct Co., Inc., Class A	68,100	5,388

See notes to schedules of investments.

Security Description	Shares	Value
Owens Corning, Inc. (a)	70,300	$2,929
SPX Corp.	34,900	2,605
		42,670
Information Technology (14.4%):
Altera Corp.	70,500	2,356
Arrow Electronics, Inc.	53,500	2,055
Cadence Design Systems, Inc. (a)	315,400	4,394
Cavium, Inc. (a)	59,700	1,996
Citrix Systems, Inc. (a)	97,700	7,148
Fiserv, Inc. (a)	38,000	3,052
Gartner, Inc. (a)	60,600	3,121
LSI Logic Corp. (a)	406,000	2,858
Nuance Communications, Inc. (a)	211,400	5,084
Semtech Corp. (a)	74,300	2,241
TE Connectivity Ltd.	55,700	2,166
TIBCO Software, Inc. (a)	193,500	4,536
		41,007
Materials (8.1%):
Air Products & Chemicals, Inc.	36,200	3,165
Airgas, Inc.	50,100	4,771
Carpenter Technology Corp.	68,900	3,606
Crown Holdings, Inc. (a)	121,150	4,587
FMC Corp.	78,850	4,847
Nucor Corp.	46,100	2,121
		23,097
Utilities (4.3%):
American Water Works Co., Inc.	183,300	7,017
Wisconsin Energy Corp.	130,100	5,130
		12,147
Total Common Stocks (Cost $256,089)		280,361

Investment Companies (3.1%)
Federated Treasury Obligations Fund, Institutional Shares, 0.01% (b)	8,852,082	8,852

Total Investment Companies (Cost $8,852)		8,852

Total Investments (Cost $264,941) — 101.6%		289,213

Liabilities in excess of other assets — (1.6)%		(4,534)

NET ASSETS — 100.0%		$284,679

(a)	Non-income producing security.

(b)	Rate disclosed is the daily yield on 1/31/13.

See notes to schedules of investments.

The Victory Portfolios	Schedule of Portfolio Investments
Stock Index Fund	January 31, 2013

(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Common Stocks (96.9%)
Consumer Discretionary (11.5%):
Abercrombie & Fitch Co., Class A (a)	233	$12
Amazon.com, Inc.	1,061	282
Apollo Group, Inc.	293	6
AutoNation, Inc. (a)	114	5
AutoZone, Inc.	108	40
Bed Bath & Beyond, Inc.	671	39
Best Buy Co., Inc. (a)	782	13
Big Lots, Inc.	170	5
BorgWarner, Inc.	343	25
Cablevision Systems Corp., Class A	632	9
CarMax, Inc. (a)	670	26
Carnival Corp.	1,306	51
CBS Corp., Class B	1,731	72
Chipotle Mexican Grill, Inc. (a)	92	28
Coach, Inc.	831	42
Comcast Corp., Class A	7,783	296
Costco Wholesale Corp.	1,267	130
D.R. Horton, Inc.	818	19
Darden Restaurants, Inc.	377	17
DIRECTV (a)	1,769	90
Discovery Communications, Inc., Class A (a)	700	49
Dollar General Corp. (a)	769	35
Dollar Tree, Inc. (a)	665	27
Expedia, Inc.	273	18
Family Dollar Stores, Inc.	281	16
Ford Motor Co.	11,167	145
Fossil, Inc. (a)	158	17
GameStop Corp., Class A	355	8
Gannett Co., Inc.	673	13
Gap, Inc.	871	28
Garmin Ltd.	320	12
Genuine Parts Co.	454	31
Goodyear Tire & Rubber Co. (a)	717	10
H&R Block, Inc. (a)	795	18
Harley-Davidson, Inc.	663	35
Harman International Industries, Inc.	199	9
Hasbro, Inc.	339	13
International Game Technology	779	12
Interpublic Group of Cos., Inc.	1,263	15
J.C. Penney Co., Inc.	417	8
Johnson Controls, Inc.	2,003	62
Kohl’s Corp.	620	29
Leggett & Platt, Inc.	414	12
Lennar Corp., Class A	481	20
Limited Brands, Inc.	701	34
Lowe’s Cos., Inc.	3,294	126
Macy’s, Inc.	1,158	46
Marriott International, Inc., Class A	721	29
Mattel, Inc.	1,005	38
McDonald’s Corp.	2,941	280
McGraw-Hill Cos., Inc.	813	47
Netflix, Inc. (a)	163	27
Newell Rubbermaid, Inc.	842	20
News Corp., Class A (a)	5,905	164
Nike, Inc., Class B	2,138	115
Nordstrom, Inc.	445	25
O’Reilly Automotive, Inc. (a)	336	31
Omnicom Group, Inc.	774	42
PetSmart, Inc.	315	21
Priceline.com, Inc. (a)	146	100
Pulte Group, Inc. (a)	996	21
Ralph Lauren Corp.	180	30

See notes to schedules of investments.

Security Description	Shares	Value
Ross Stores, Inc.	651	$39
Scripps Networks Interactive, Class A	255	16
Staples, Inc.	1,974	27
Starbucks Corp.	2,178	122
Starwood Hotels & Resorts Worldwide, Inc.	574	35
Target Corp. (a)	1,906	115
The Home Depot, Inc.	4,379	293
The Sherwin-Williams Co.	251	41
The Walt Disney Co.	5,190	280
The Washington Post Co., Class B	13	5
Tiffany & Co.	349	23
Time Warner Cable, Inc., Class A	884	79
Time Warner, Inc.	2,773	140
TJX Cos., Inc.	2,136	96
TripAdvisor, Inc. (a)	321	15
Urban Outfitters, Inc. (a)	321	14
VF Corp.	258	38
Viacom, Inc., Class B	1,353	82
Whirlpool Corp.	228	26
Wyndham Worldwide Corp.	411	23
Wynn Resorts Ltd.	233	29
Yum! Brands, Inc.	1,323	86
		4,669
Consumer Staples (10.0%):
Altria Group, Inc.	5,931	200
Archer-Daniels-Midland Co. (a)	1,929	55
Avon Products, Inc. (a)	1,266	21
Beam, Inc.	466	29
Brown-Forman Corp., Class B	444	29
Campbell Soup Co.	525	19
Clorox Co.	382	30
Coca-Cola Co.	11,297	421
Coca-Cola Enterprises, Inc.	790	27
Colgate-Palmolive Co.	1,301	140
ConAgra Foods, Inc.	1,194	39
Constellation Brands, Inc., Class A (a)	444	14
CVS Caremark Corp.	3,651	187
Dean Foods Co. (a)	543	10
Dr Pepper Snapple Group, Inc. (a)	610	27
Estee Lauder Cos., Class A	703	43
General Mills, Inc.	1,890	79
H.J. Heinz Co.	939	57
Hershey Foods Corp.	438	35
Hormel Foods Corp.	393	14
J.M. Smucker Co.	318	28
Kellogg Co.	724	42
Kimberly-Clark Corp.	1,146	103
Kraft Foods Group, Inc.	1,735	80
Lorillard, Inc.	1,137	44
McCormick & Co., Inc.	388	24
Mead Johnson Nutrition Co.	595	45
Molson Coors Brewing Co.	456	21
Mondelez International, Inc., Class A	5,205	145
Monster Beverage Corp. (a)	437	21
PepsiCo, Inc.	4,531	330
Philip Morris International, Inc.	4,893	431
Reynolds American, Inc.	950	42
Safeway, Inc.	702	13
Sysco Corp.	1,722	55
The Kroger Co.	1,505	42
The Procter & Gamble Co.	8,008	602
Tyson Foods, Inc., Class A	841	19
Wal-Mart Stores, Inc.	4,899	343
Walgreen Co.	2,516	100

See notes to schedules of investments.

Security Description	Shares	Value
Whole Foods Market, Inc.	505	$49
		4,055
Energy (10.8%):
Anadarko Petroleum Corp. (a)	1,464	117
Apache Corp. (a)	1,146	96
Baker Hughes, Inc. (a)	1,288	58
Cabot Oil & Gas Corp.	615	33
Cameron International Corp. (a)	723	46
Chesapeake Energy Corp.	1,518	31
Chevron Corp.	5,732	660
ConocoPhillips Co.	3,555	206
Consol Energy, Inc.	667	21
Denbury Resources, Inc. (a)	1,133	21
Devon Energy Corp.	1,103	63
Diamond Offshore Drilling, Inc.	204	15
Ensco PLC, Class A	680	43
EOG Resources, Inc.	793	99
Exxon Mobil Corp.	13,354	1,201
FMC Technologies, Inc. (a)	696	33
Halliburton Co.	2,718	111
Helmerich & Payne, Inc.	310	20
Hess Corp.	870	58
Kinder Morgan, Inc.	1,852	69
Marathon Oil Corp.	2,069	70
Marathon Petroleum Corp.	993	74
Murphy Oil Corp.	541	32
Nabors Industries Ltd. (a)	850	14
National-Oilwell Varco, Inc.	1,250	93
Newfield Exploration Co. (a)	396	12
Noble Corp.	740	30
Noble Energy, Inc.	521	56
Occidental Petroleum Corp.	2,373	210
Peabody Energy Corp.	786	20
Phillips 66	1,833	111
Pioneer Natural Resources Co.	361	42
QEP Resources, Inc.	522	15
Range Resources Corp.	476	32
Rowan Cos. PLC (a)	364	13
Schlumberger Ltd.	3,888	303
Southwestern Energy Co. (a)	1,023	35
Spectra Energy Corp.	1,950	54
Tesoro Corp.	411	20
Valero Energy Corp.	1,621	71
Williams Cos., Inc.	1,974	69
WPX Energy, Inc. (a)	583	9
		4,386
Financials (15.2%):
ACE Ltd.	995	85
Aflac, Inc. (a)	1,373	73
Allstate Corp. (a)	1,411	62
American Express Co. (a)	2,851	168
American International Group, Inc.	4,324	164
American Tower Corp.	1,158	88
Ameriprise Financial, Inc.	603	40
Aon PLC	933	54
Apartment Investment & Management Co., Class A	426	12
Assurant, Inc.	231	9
AvalonBay Communities, Inc. (a)	335	43
Bank of America Corp. (a)	31,567	357
Bank of New York Mellon Corp. (a)	3,423	93
BB&T Corp. (a)	2,049	62
Berkshire Hathaway, Inc., Class B	5,342	518
BlackRock, Inc.	367	87

See notes to schedules of investments.

Security Description	Shares	Value
Boston Properties, Inc.	442	$46
Capital One Financial Corp.	1,704	96
CBRE Group, Inc. (a)	884	19
Cincinnati Financial Corp.	429	18
Citigroup, Inc.	8,589	362
CME Group, Inc.	898	52
Comerica, Inc.	557	19
Discover Financial Services	1,478	57
E*TRADE Financial Corp. (a)	754	8
Equity Residential Properties Trust	942	52
Fifth Third Bancorp	2,629	43
First Horizon National Corp.	724	7
Franklin Resources, Inc.	404	55
Genworth Financial, Inc., Class A (a)	1,441	13
Hartford Financial Services Group, Inc.	1,278	32
HCP, Inc.	1,324	61
Health Care REIT, Inc.	761	48
Host Hotels & Resorts, Inc.	2,123	36
Hudson City Bancorp, Inc.	1,392	12
Huntington Bancshares, Inc.	2,506	17
IntercontinentalExchange, Inc. (a)	213	30
Invesco Ltd.	1,301	35
JPMorgan Chase & Co.	11,134	524
KeyCorp (b)	2,735	26
Kimco Realty Corp.	1,194	25
Legg Mason, Inc.	343	9
Leucadia National Corp.	580	15
Lincoln National Corp.	805	23
Loews Corp.	911	39
M&T Bank Corp.	356	37
Marsh & McLennan Cos., Inc.	1,594	57
MetLife, Inc.	3,196	119
Moody’s Corp.	568	31
Morgan Stanley	4,048	92
Northern Trust Corp.	639	33
NYSE Euronext	712	25
People’s United Financial, Inc.	1,018	12
Plum Creek Timber Co., Inc.	473	23
PNC Financial Services Group, Inc.	1,549	96
Principal Financial Group	808	25
Progressive Corp.	1,630	37
Prologis, Inc.	1,350	54
Prudential Financial, Inc.	1,359	79
Public Storage, Inc.	422	65
Regions Financial Corp.	4,138	32
Simon Property Group, Inc.	906	145
SLM Corp.	1,354	23
State Street Corp.	1,361	76
SunTrust Banks, Inc.	1,578	45
T. Rowe Price Group, Inc.	746	53
The Charles Schwab Corp.	3,212	53
The Chubb Corp.	767	62
The Goldman Sachs Group, Inc.	1,294	191
The Nasdaq OMX Group, Inc.	343	10
The Travelers Cos., Inc. (a)	1,117	88
Torchmark Corp.	278	15
U.S. Bancorp	5,507	182
Unum Group	806	19
Ventas, Inc.	866	57
Vornado Realty Trust	496	42
Wells Fargo & Co.	14,339	499
Western Union Co.	1,747	25
XL Group PLC	880	24

See notes to schedules of investments.

Security Description	Shares	Value
Zions Bancorporation	539	$13
		6,133
Health Care (11.8%):
Abbott Laboratories (a)	4,630	157
AbbVie, Inc.	4,630	170
Actavis, Inc. (a)	374	32
Aetna, Inc.	980	47
Alexion Pharmaceuticals, Inc.	569	53
Allergan, Inc. (a)	901	95
AmerisourceBergen Corp. (a)	690	31
Amgen, Inc. (a)	2,247	192
Baxter International, Inc. (a)	1,609	109
Becton Dickinson & Co. (a)	577	48
Biogen Idec, Inc. (a)	693	108
Boston Scientific Corp. (a)	4,021	30
Bristol-Myers Squibb Co.	4,835	175
C.R. Bard, Inc. (a)	224	23
Cardinal Health, Inc.	995	44
CareFusion Corp. (a)	650	20
Celgene Corp. (a)	1,239	123
Cerner Corp. (a)	427	35
CIGNA Corp.	837	49
Coventry Health Care, Inc.	394	18
Covidien PLC	1,386	86
DaVita, Inc. (a)	246	28
DENTSPLY International, Inc.	416	17
Edwards Lifesciences Corp.	338	30
Eli Lilly & Co.	2,991	161
Express Scripts Holding Co. (a)	2,391	128
Forest Laboratories, Inc. (a)	686	25
Gilead Sciences, Inc. (a)	4,438	175
Hospira, Inc. (a)	484	17
Humana, Inc.	463	34
Intuitive Surgical, Inc. (a)	116	67
Johnson & Johnson	8,117	600
Laboratory Corp. of America Holdings (a)	277	25
Life Technologies Corp. (a)	504	33
McKesson Corp.	691	73
Medtronic, Inc.	2,962	138
Merck & Co., Inc.	8,904	385
Mylan Laboratories, Inc. (a)	1,194	34
Patterson Cos., Inc.	245	9
PerkinElmer, Inc.	336	12
Perrigo Co.	258	26
Pfizer, Inc.	21,564	588
Quest Diagnostics, Inc.	466	27
St. Jude Medical, Inc.	903	37
Stryker Corp.	846	53
Tenet Healthcare Corp. (a)	312	12
Thermo Fisher Scientific, Inc.	1,055	76
UnitedHealth Group, Inc.	2,992	165
Varian Medical Systems, Inc. (a)	320	23
Waters Corp. (a)	255	23
WellPoint, Inc.	889	58
Zimmer Holdings, Inc.	508	38
		4,762
Industrials (10.0%):
3M Co.	1,864	187
Avery Dennison Corp. (a)	292	11
Boeing Co. (a)	1,988	147
C.H. Robinson Worldwide, Inc.	472	31
Caterpillar, Inc.	1,915	188
Cintas Corp.	311	13

See notes to schedules of investments.

Security Description	Shares	Value
CSX Corp.	3,021	$67
Cummins, Inc.	518	60
Danaher Corp.	1,704	102
Deere & Co.	1,147	108
Delphi Automotive PLC (a)	865	33
Dover Corp.	524	36
Eaton Corp. PLC	1,352	77
Emerson Electric Co.	2,121	121
Equifax, Inc.	350	21
Expeditors International of Washington, Inc.	612	26
Fastenal Co.	790	39
FedEx Corp.	856	87
First Solar, Inc. (a)	176	5
Flowserve Corp.	146	23
Fluor Corp.	488	32
General Dynamics Corp.	972	64
General Electric Co.	30,713	684
Honeywell International, Inc.	2,294	157
Illinois Tool Works, Inc.	1,249	79
Ingersoll-Rand PLC	820	42
Iron Mountain, Inc.	489	17
Jacobs Engineering Group, Inc. (a)	381	18
Joy Global, Inc.	310	20
L-3 Communications Holdings, Inc.	275	21
Lockheed Martin Corp.	787	68
Masco Corp.	1,046	19
Norfolk Southern Corp.	926	64
Northrop Grumman Corp.	719	47
PACCAR, Inc.	1,034	49
Pall Corp.	325	22
Parker Hannifin Corp.	437	41
Pentair Ltd.	616	31
Pitney Bowes, Inc.	588	9
Precision Castparts Corp.	426	78
Quanta Services, Inc.	624	18
Raytheon Co.	966	51
Republic Services, Inc.	876	28
Robert Half International, Inc.	412	15
Rockwell Automation, Inc.	408	36
Rockwell Collins, Inc.	411	24
Roper Industries, Inc.	288	34
Ryder System, Inc.	150	9
Snap-on, Inc.	171	14
Southwest Airlines Co.	2,161	24
Stanley Black & Decker, Inc.	494	38
Stericycle, Inc. (a)	252	24
Textron, Inc.	825	24
The ADT Corp.	681	32
The Dun & Bradstreet Corp. (a)	131	11
Tyco International Ltd.	1,364	41
Union Pacific Corp.	1,378	181
United Parcel Service, Inc., Class B	2,096	166
United Technologies Corp.	2,470	216
W.W. Grainger, Inc.	175	38
Waste Management, Inc.	1,277	46
Xylem, Inc.	544	15
		4,029
Information Technology (17.8%):
Accenture PLC, Class A	1,870	134
Adobe Systems, Inc. (a)	1,450	55
Advanced Micro Devices, Inc.	1,772	5
Agilent Technologies, Inc.	1,021	46
Akamai Technologies, Inc. (a)	520	21
Altera Corp. (a)	939	31

See notes to schedules of investments.

Security Description	Shares	Value
Amphenol Corp., Class A (a)	470	$32
Analog Devices, Inc. (a)	883	39
Apple, Inc. (a)	2,755	1,254
Applied Materials, Inc. (a)	3,508	45
Autodesk, Inc.	658	26
Automatic Data Processing, Inc. (a)	1,422	84
BMC Software, Inc.	417	17
Broadcom Corp., Class A	1,520	49
CA, Inc.	982	24
Cisco Systems, Inc.	15,550	320
Citrix Systems, Inc. (a)	547	40
Cognizant Technology Solutions Corp., Class A (a)	879	69
Computer Sciences Corp.	455	19
Corning, Inc.	4,328	52
Dell, Inc.	4,274	57
eBay, Inc. (a)	3,411	191
Electronic Arts, Inc. (a)	894	14
EMC Corp. (a)	6,170	152
F5 Networks, Inc. (a)	232	24
Fidelity National Information Services, Inc.	730	27
Fiserv, Inc. (a)	391	31
FLIR Systems, Inc.	439	10
Google, Inc., Class A (a)	780	589
Harris Corp.	333	15
Hewlett-Packard Co.	5,759	95
Intel Corp.	14,574	307
International Business Machines Corp.	3,111	632
Intuit, Inc.	815	51
Jabil Circuit, Inc.	548	10
JDS Uniphase Corp. (a)	685	10
Juniper Networks, Inc. (a)	1,510	34
KLA-Tencor Corp.	488	27
Lam Research Corp. (a)	502	21
Linear Technology Corp.	678	25
LSI Logic Corp. (a)	1,621	11
MasterCard, Inc., Class A	313	162
Microchip Technology, Inc.	570	19
Micron Technology, Inc. (a)	2,980	23
Microsoft Corp.	22,186	610
Molex, Inc.	405	11
Motorola Solutions, Inc.	822	48
NetApp, Inc. (a)	1,049	38
NVIDIA Corp.	1,830	22
Oracle Corp.	11,009	391
Paychex, Inc.	947	31
QUALCOMM, Inc.	4,991	330
Red Hat, Inc. (a)	566	31
SAIC, Inc.	831	10
Salesforce.com, Inc. (a)	383	66
SanDisk Corp. (a)	708	35
Seagate Technology PLC	984	33
Symantec Corp. (a)	2,032	44
TE Connectivity Ltd.	1,238	48
Teradata Corp. (a)	495	33
Teradyne, Inc. (a)	550	9
Texas Instruments, Inc.	3,283	109
Total System Services, Inc.	471	11
VeriSign, Inc.	455	20
Visa, Inc., Class A	1,527	241
Western Digital Corp.	642	30
Xerox Corp.	3,701	30
Xilinx, Inc.	764	28
Yahoo!, Inc. (a)	3,048	60
		7,218

See notes to schedules of investments.

Security Description	Shares	Value
Materials (3.5%):
Air Products & Chemicals, Inc. (a)	623	$54
Airgas, Inc. (a)	206	20
Alcoa, Inc. (a)	3,126	28
Allegheny Technologies, Inc.	314	10
Ball Corp. (a)	451	20
Bemis Co., Inc. (a)	303	11
CF Industries Holdings, Inc.	184	42
Cliffs Natural Resources, Inc.	417	15
E.I. du Pont de Nemours & Co.	2,731	130
Eastman Chemical Co.	449	32
Ecolab, Inc.	772	56
FMC Corp.	402	25
Freeport-McMoRan Copper & Gold, Inc.	2,780	98
International Flavors & Fragrances, Inc.	239	17
International Paper Co.	1,286	53
LyondellBasell Industries NV, Class A	1,112	70
MeadWestvaco Corp.	512	16
Monsanto Co.	1,566	159
Newmont Mining Corp.	1,454	62
Nucor Corp.	930	43
Owens-Illinois, Inc. (a)	482	11
PPG Industries, Inc.	418	58
Praxair, Inc.	870	96
Sealed Air Corp.	570	11
Sigma-Aldrich Corp.	352	27
The Dow Chemical Co.	3,512	113
The Mosaic Co.	810	50
United States Steel Corp.	423	9
Vulcan Materials Co.	380	21
Weyerhaeuser Co.	1,586	48
		1,405
Telecommunication Services (2.9%):
AT&T, Inc.	16,636	579
CenturyTel, Inc.	1,828	74
Crown Castle International Corp. (a)	859	61
Frontier Communications Corp.	2,924	13
MetroPCS Communications, Inc. (a)	928	9
Sprint Nextel Corp. (a)	8,800	50
Verizon Communications, Inc.	8,359	364
Windstream Corp.	1,723	17
		1,167
Utilities (3.4%):
AGL Resources, Inc.	345	14
Ameren Corp. (a)	711	23
American Electric Power Co. (a)	1,421	64
CenterPoint Energy, Inc.	1,252	26
CMS Energy Corp.	773	20
Consolidated Edison Co. of New York, Inc.	858	49
Dominion Resources, Inc.	1,683	91
DTE Energy Co.	504	32
Duke Energy Corp.	2,063	142
Edison International	954	46
Entergy Corp.	521	34
EQT Corp.	438	26
Exelon Corp.	2,502	79
FirstEnergy Corp.	1,225	50
Integrys Energy Group, Inc.	228	12
NextEra Energy, Inc.	1,240	89
NiSource, Inc.	907	24
Northeast Utilities	919	37
NRG Energy, Inc.	944	23
ONEOK, Inc.	599	28

See notes to schedules of investments.

Security Description	Shares or Number of Contracts	Value
Pepco Holdings, Inc.	672	$13
PG&E Corp.	1,259	54
Pinnacle West Capital Corp.	321	17
PPL Corp.	1,704	52
Public Service Enterprise Group, Inc.	1,482	46
SCANA Corp.	386	18
Sempra Energy	659	49
Southern Co.	2,560	113
TECO Energy, Inc.	596	11
The AES Corp.	1,809	20
Wisconsin Energy Corp.	674	26
Xcel Energy, Inc.	1,428	40
		1,368
Total Common Stocks (Cost $14,933)		39,192

Investment Companies (3.4%)
Federated Treasury Obligations Fund, Institutional Shares, 0.01% (c)	659,921	660
SPDR Trust Series I (d)	4,847	726

Total Investment Companies (Cost $1,299)		1,386

Total Investments (Cost $16,232) — 100.3%		40,578

Liabilities in excess of other assets — (0.3)%		(138)

NET ASSETS — 100.0%		$40,440

(a)	Non-income producing security.

(b)	Investment in affiliate and represents 0.1% of net assets.

(c)	Rate disclosed is the daily yield on 1/31/13.

(d)	All or a portion of this security has been designated as collateral for futures contracts.

PLC	Public Liability Co.

REIT	Real Estate Investment Trust

	Contracts	Value
Futures Contracts (1.7%)
E-Mini S&P 500, expiring March 18, 2013	9	$672

Total Futures Contracts (Cost $657)

See notes to schedules of investments.

The Victory Portfolios

Notes to Schedules of Portfolio Investments

January 31, 2013 (Unaudited)

1.   Federal Tax Information:

At January 31, 2013, the cost basis for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation/depreciation were as follows (in thousands):

	Cost of			Net
	Investments	Gross	Gross	Unrealized
	for Federal	Unrealized	Unrealized	Appreciation/
	Tax Purposes	Appreciation	Depreciation	Depreciation
Balanced Fund	$17,546	$1,773	$(99)	$1,674
Core Bond Index Fund	29,772	916	(287)	629
Diversified Stock Fund	1,654,958	206,957	(9,640)	197,317
Dividend Growth Fund	4,965	360	(91)	269
Established Value Fund	1,215,312	277,540	(4,754)	272,786
Fund for Income	1,528,661	24,124	(18,097)	6,027
Global Equity Fund	6,483	1,236	(33)	1,203
International Fund	56,526	12,786	(636)	12,150
International Select Fund	56,747	11,758	(458)	11,300
Investment Grade Convertible Fund	17,442	1,592	(857)	735
Large Cap Growth Fund	125,347	46,564	(2,948)	43,616
National Municipal Bond Fund	123,410	8,127	(71)	8,056
Ohio Municipal Bond Fund	69,331	6,569	(17)	6,552
Small Company Opportunity Fund	1,194,311	248,833	(18,208)	230,625
Special Value Fund	265,366	28,532	(4,685)	23,847
Stock Index Fund	18,125	24,731	(2,247)	22,484

2.   Significant Accounting Policies:

The following is a summary of significant accounting policies followed by The Victory Portfolios (the “Trust”) in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Trust presently offers shares of 16 funds (collectively, the “Funds” and individually, a “Fund”).

Securities Valuation:

The Funds record investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds’ investments are summarized in the three broad levels listed below:

• Level 1 — quoted prices in active markets for identical securities

• Level 2 — other significant observable inputs (including quoted prices for similar securities or interest rates, applicable to those securities, etc.)

• Level 3 — significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Trust determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

Portfolio securities listed or traded on securities exchanges, including American Depositary Receipts (“ADRs”), are valued at the closing price on the exchange or system where the security is principally traded or at the NASDAQ Official Closing Price. If there have been no sales for that day on the exchange or system, a security is valued at the last available bid quotation on the exchange or system where the security is principally traded. These valuations are typically categorized as Level 1 in the fair value hierarchy.

Debt securities of U.S. issuers (other than short-term investments maturing in 60 days or less), including corporate and municipal securities, are valued on the basis of bid valuations provided by dealers or an independent pricing service approved by the Trust’s Board of Trustees (the “Board”). Short-term investments maturing in 60 days or less may be valued at amortized cost, which approximates market value. These valuations are typically categorized as Level 2 in the fair value hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or an exchange on which they are traded.  These valuations are typically categorized as Level 1 in the fair value hierarchy.

Investments in other open-end investment companies are valued at net asset value. These valuations are typically categorized as Level 1 or Level 2 in the fair value hierarchy.

Investments for which there are no such quotations, or for which quotations do not appear reliable, are valued at fair value as determined in good faith by the Pricing Committee under the direction of the Board. These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy.

In accordance with procedures adopted by the Board, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time the exchange on which they are traded closes and the time the Funds’ net asset values are calculated. The Global Equity Fund, International Fund and International Select Fund use a systematic valuation model, provided daily by an independent third party to fair value their international equity securities. These valuations are considered as Level 2 in the fair value hierarchy.

For the period ended January 31, 2013, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

The following is a summary of the inputs used to value the Funds’ investments as of January 31, 2013, while the breakdown, by category, of common stocks is disclosed on the Schedules of Portfolio Investments (in thousands):

	LEVEL 1 — Quoted Prices			LEVEL 2 — Other Significant Observable Inputs			Total
Fund Name	Investments in Securities		Other Financial Investments *	Investments in Securities		Other Financial Investments *	Investments in Securities	Other Financial Investments *

Balanced Fund
Collateralized Mortgage Obligations	$—		$—	$145		$—	$145	$—
Common Stocks	13,267		—	—		—	13,267	—
Corporate Bonds	—		—	1,574		—	1,574	—
Municipal Bonds	—		—	25		—	25	—
U.S. Government Agency Securities	—		—	265		—	265	—
U.S. Government Mortgage Backed Agencies	—		—	1,705		—	1,705	—
U.S. Treasury Obligations	—		—	1,959		—	1,959	—
Total	13,267		—	5,673		—	18,940	—

Core Bond Index Fund
Collateralized Mortgage Obligations	—		—	840		—	840	—
Corporate Bonds	—		—	7,369		—	7,369	—
Municipal Bonds	—		—	111		—	111	—
U.S. Government Agency Securities	—		—	1,273		—	1,273	—
U.S. Government Mortgage Backed Agencies	—		—	11,285		—	11,285	—
U.S. Treasury Obligations	—		—	9,466		—	9,466	—
Investment Companies	—		—	57		—	57	—
Total	—		—	30,401		—	30,401	—

Diversified Stock Fund
Common Stocks	1,841,912		—	—		—	1,841,912	—
Investment Companies	—		—	10,363		—	10,363	—
Total	1,841,912		—	10,363		—	1,852,275	—

Dividend Growth Fund
Common Stocks	5,197		—	—		—	5,197	—
Investment Companies	—		—	37		—	37	—
Total	5,197		—	37		—	5,234	—

Established Value Fund
Common Stocks	1,389,693		—	—		—	1,389,693	—
Exchange Traded Funds	20,786		—	—		—	20,786	—
Investment Companies	—		—	77,619		—	77,619	—
Total	1,410,479		—	77,619		—	1,488,098	—

Fund For Income
Government National Mortgage Association	—		—	1,178,235		—	1,178,235	—
U.S. Treasury Obligations	—		—	356,353		—	356,353	—
Investment Companies	—		—	100		—	100	—
Total	—		—	1,534,688		—	1,534,688	—

Global Equity Fund
Common Stocks	3,767	(a)	—	3,592		—	7,359	—
Exchange Traded Funds	127		—	—		—	127	—
Cash Equivalents	—		—	199		—	199	—
Total	3,894		—	3,791		—	7,685	—

International Fund
Common Stocks	7,969	(b)	—	57,082		—	65,051	—
Exchange Traded Funds	1,609		—	—		—	1,609	—
Cash Equivalents	—		—	2,016		—	2,016	—
Total	9,578		—	59,098		—	68,676	—

International Select Fund
Common Stocks	6,385	(c)	—	57,031		—	63,416	—
Exchange Traded Funds	2,401		—	—		—	2,401	—
Cash Equivalents	—		—	2,230		—	2,230	—
Total	8,786		—	59,261		—	68,047	—

Investment Grade Convertible Fund
Convertible Corporate Bonds	—		—	13,661		—	13,661	—
Convertible Preferred Stocks	2,442		—	1,584	(d)	—	4,026	—
Investment Companies	—		—	490		—	490	—
Total	2,442		—	15,735		—	18,177	—

Large Cap Growth Fund
Common Stocks	163,414		—	—		—	163,414	—
Investment Companies	—		—	5,549		—	5,549	—
Total	163,414		—	5,549		—	168,963	—

National Municipal Bond Fund
Municipal Bonds	—		—	127,300		—	127,300	—
Investment Companies	—		—	4,166		—	4,166	—
Total	—		—	131,466		—	131,466	—

Ohio Municipal Bond Fund
Municipal Bonds	—		—	74,044		—	74,044	—
Investment Companies	—		—	1,839		—	1,839	—
Total	—		—	75,883		—	75,883	—

Small Company Opportunity Fund
Common Stocks	1,338,499		—	—		—	1,338,499	—
Exchange Traded Funds	18,730		—	—		—	18,730	—
Investment Companies	—		—	67,707		—	67,707	—
Total	1,357,229		—	67,707		—	1,424,936	—

Special Value Fund
Common Stocks	280,361		—	—		—	280,361	—
Investment Companies	—		—	8,852		—	8,852	—
Total	280,361		—	8,852		—	289,213	—

Stock Index Fund
Common Stocks	39,192		—	—		—	39,192	—
Investment Companies	726	(e)	—	660		—	1,386	—
Futures Contracts	—		672	—		—	—	672
Total	39,918		672	660		—	40,578	672

*                 Other financial investments are derivative instruments not reflected in the Schedules of Portfolio Investments, such as futures and forward foreign exchange contracts, which are valued at the unrealized appreciation / (depreciation) on the investment.

(a) Consists of holdings: Accenture PLC, Class A listed under Ireland; LyondellBasell Industries NV, Class A listed under Netherlands; Avago Technologies Ltd listed under Singapore; all securities listed under Canada, Mexico, Russia and United States.

(b) Consists of holdings: Accenture PLC, Class A listed under Irelend; LyondellBasell Industries NV, Class A listed under Netherlands; all securities listed under Brazil, Canada, Mexico, Russia and United States.

(c)  Consist of  holdings: LyondellBasell Industries NV, Class A listed under Netherlands; all securities listed under Canada, Ireland, Mexico and United States.

(d) Consists of holdings: Aspen Insurance Holdings Ltd,. Series AHL, New York Community Capital Trust V and Wells Fargo & C., Series L, Class A listed under Financials.

(e) Consists of the holding: SPDR Trust Series I.

The Trust determines significant transfers between fair value hierarchy levels at the reporting period end.  There were no significant transfers between Levels as of January 31, 2013.

Affiliated Transations:

Below is a summary of the Stock Index Fund’s investment in KeyCorp, an affiliated entity for the period ended January 31, 2013 (in thousands):

Fund	Market Value 10/31/12	Purchases	Sales		Market Value 1/31/13	Income

Stock Index Fund	$23	$—	$—	(a)	$26	$—	(a)

(a) Rounds to less than $1.

Securities Transactions and Related Income:

Changes in holdings of portfolio securities are accounted for no later than one business day following the trade date. For financial reporting purposes, however, portfolio security transactions are accounted for on trade date on the last business day of the reporting period. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Foreign Currency Transactions:

The accounting records of the Funds are maintained in U.S. dollars.  Investment securities and other assets and liabilities of a Fund denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rates on the date of the transactions.

Derivative Instruments:

Certain of the Funds may be subject to equity price risk and foreign currency exchange risk in the normal course of pursuing investment objectives. They may invest in various financial instruments, including positions in futures contracts and forward currency contracts to gain exposure to or hedge against changes in the value of equities or foreign currencies.

All open derivative positions at period end are reflected for each Fund on its Schedule of Portfolio Investments, and the volume of these open positions relative to each Fund’s net assets is generally representative of the volume of open positions throughout the reporting period. The following is a description of the derivative instruments utilized by the Funds, including the primary underlying risk exposure related to each instrument type.

Foreign Currency Contracts — The Global Equity Fund, International Fund and International Select Fund may enter into foreign currency exchange contracts to convert U.S. dollars to and from various foreign currencies. A foreign currency exchange contract is an obligation by a Fund to purchase or sell a specific currency at a future date at a price (in U.S. dollars) set at the time of the contract. The Funds do not engage in “cross-currency” foreign exchange contracts (i.e., contracts to purchase or sell one foreign currency in exchange for another foreign currency). The Funds’ foreign currency contracts might be considered spot contracts (typically a contract of one week or less) or forward contracts (typically a contract term over one week). A spot contract is entered into for purposes of hedging against foreign currency fluctuations relating to a specific portfolio transaction, such as delay between a security transaction trade date and settlement date. Forward contracts are entered into for purposes of hedging portfolio holdings or concentrations of such holdings.  The Global Equity Fund, International Fund and International Select Fund enter into foreign currency exchange contracts solely for spot or forward hedging purposes, and not for speculative purposes (i.e., the Funds do not enter into such contracts solely for the purpose of earning foreign currency gains).  Each foreign currency exchange contract is adjusted daily by the prevailing spot or forward rate of the underlying currency, and any appreciation or depreciation is recorded for financial statement purposes as unrealized until the contract settlement date, at which time the Fund records realized gains or losses equal to the difference between the value of a contract at the time it was opened and the value at the time it was closed. A Fund could be exposed to risk if a counterparty is unable to meet the terms of a forward foreign exchange currency contract or if the value of the foreign currency changes unfavorably. In addition, the use of forward currency contracts does not eliminate fluctuations in the underlying prices of the securities. At January 31, 2013, the Funds had no open forward foreign currency contracts.

Futures Contracts — Each Fund, with the exception of the Established Value Fund, Global Equity Fund and Large Cap Growth Fund, may enter into contracts for the future delivery of securities or foreign currencies and futures contracts based on a specific security, class of securities, foreign currency or an index, and purchase or sell options on any such futures contracts. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index. A Fund may enter into futures contracts in an effort to hedge against market risks. The acquisition of put and call options on futures contracts will give the Fund the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period. Futures transactions involve brokerage costs and require the Fund to segregate assets to cover contracts that would require it to purchase securities or currencies. A good faith margin deposit of cash or government securities with a broker or custodian is required to initiate and maintain open positions in futures contracts. Subsequent payments made or received by the Fund based on the change in the market value of the position are recorded as unrealized appreciation or depreciation until the contract is closed out, at which time the gain or loss is realized. A Fund may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes may also result in lower overall performance than if the Fund had not entered into any futures transactions. In addition, the value of a Fund’s futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities or foreign currencies, limiting a Fund’s ability to hedge effectively against interest rate, exchange rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions.

Securities Purchased on a When-Issued Basis:

Each Fund may purchase securities on a when-issued basis. When-issued securities are securities purchased for delivery beyond normal settlement periods at a stated price and/or yield, thereby involving the risk that the price and/or yield obtained may be more or less than those available in the market when delivery takes place. At the time a Fund makes the commitment to purchase a security on a when-issued basis, the Fund records the transaction and reflects the value of the security in determining net asset value. No interest accrues to the Fund until the transaction settles and payment takes place. Normally, the settlement date occurs within one month of the purchase. A segregated account is established and the Fund maintains cash and marketable securities at least equal in value to commitments for when-issued securities. As of January

31, 2013, the Funds had outstanding when-issued purchase commitments covered by the segregated assets as identified on the Schedules of Portfolio Investments.

3. Risks:

The Global Equity Fund, International Fund and International Select Fund invest in securities of foreign issuers in various countries. Investing on an international basis involves certain risks not involved in domestic investments including the risk of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of foreign currency, confiscatory taxation, political or financial instability and diplomatic developments, which could affect the value of a Fund’s investments in certain foreign countries. Governments of many countries have exercised and continue to exercise substantial influence over many aspects of the private sector through the ownership or control of many companies, including some of the largest in these countries. As a result, government actions in the future could have a significant effect on economic conditions which may adversely affect prices of certain portfolio securities. There is also generally less government supervision and regulation of stock exchanges, brokers, and listed companies than in the U.S. Dividends or interest on, or proceeds from the sale of, foreign securities may be subject to foreign withholding taxes, and special U.S. tax considerations may apply. Moreover, foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital re-investment, resource self-sufficiency and balance of payments position.

The Ohio Municipal Bond Fund invests primarily in municipal debt obligations issued by the state of Ohio and its political subdivisions, agencies and public authorities to obtain funds for various public purposes. This Fund are more susceptible to economic and political factors which might adversely affect municipalities and companies within Ohio than are other types of funds which are not geographically concentrated to the same extent.

The Funds will be subject to credit risk with respect to the amount each expects to receive from counterparties to financial instruments entered into by the Funds. The Funds may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties.  The Funds may experience significant delays in obtaining any recovery in bankruptcy or other reorganization proceeding and the Funds may obtain only limited recovery or may obtain no recovery in such circumstances. The Funds typically enter into transactions with counterparties whose credit ratings are investment grade, as determined by a nationally recognized statistical rating organization or, if unrated, judged by the Funds’ adviser, Victory Capital Management Inc., to be of comparable quality.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Victory Portfolios

By (Signature and Title)	/s/ Christopher E. Sabato
Christopher E. Sabato, Treasurer

Date	March 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael D. Policarpo, II
Michael D. Policarpo, II, President

Date	March 26, 2013

By (Signature and Title)	/s/ Christopher E. Sabato
Christopher E. Sabato, Treasurer

Date	March 26, 2013